UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 90.5%
California — 82.1%
Abag Finance Authority RB for Non-Profit Corps. California Multi-Family RB Refunding for United Dominion Housing Series 2000 B (GTY AGMT) (BBB/Baa2)(a)
$1,000,000	6.250%	08/15/08	$1,003,680
Abag Finance Authority RB for Non-Profit Corps. RB for San Diego Hospital Association Series 2001 A (A-/Baa1)
725,000	6.125	08/15/20	748,251
Abag Finance Authority RB for Non-Profit Corps. RB for Sansum-Santa Barbara Series 2002 A (CA MTG INS) (A+)
2,000,000	5.500	04/01/21	2,048,680
Banning Utility Authority Water Enterprise RB for Refunding and Improvement Projects Series 2005 (FGIC) (A-/BBB)
1,135,000	5.000	11/01/22	1,143,376
Bay Area Infrastructure Financing Authority RB for State Payment Acceleration Notes Series 2006 (FGIC) (A/A3)
1,500,000	5.000	08/01/17	1,549,905
Brentwood Infrastructure Financing Authority Special Assessment Refunding Subseries 2005 B
235,000	5.000	09/02/25	213,528
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2005 G (A/A2)
1,000,000	5.000	07/01/10	1,029,040
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A/A2)(a)
805,000	4.450	07/01/11	822,420
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AA/Aa3)
505,000	5.750	09/01/23	551,904
California Municipal Finance Authority RB for University Students Cooperation Association Series 2007 (BBB-)
790,000	5.000	04/01/22	761,031
California Special Districts Association Finance Corp. COPS for Montecito San District Series 2007 UU (MBIA) (AA/A2)
750,000	5.000	07/01/33	750,000
California State Department of Transportation RANS for Federal Highway Grant Series 2004 A (FGIC) (AA-/Aa3)
1,000,000	5.000	02/01/12	1,053,790
California State GO Bonds Prerefunded Series 2001 (AAA/Aaa)(b)
1,000,000	5.125	06/01/11	1,060,510
California State GO Bonds Refunding Series 2006 (A+/A1)
1,000,000	5.000	10/01/24	1,014,770
California State Public Works Board RB for California Community College Series 2007 B (FGIC) (A/A2)
2,000,000	5.000	03/01/24	2,008,240
California State Public Works Board RB for Department of Mental Health Coalinga Series 2004 A (A/A2)
1,000,000	5.000	06/01/11	1,045,940
California State Public Works Board RB Refunding for Department of Health Services Series 2005 K (A/A2)
200,000	5.000	11/01/22	202,064
California Statewide Communities Development Authority RB for EAH East Campus Apartments LLC Series 2002 A (ACA)
175,000	5.625	08/01/34	157,897

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority RB for Front Porch Communities & Services Series 2007 A (BBB)(c)
$1,000,000	5.125%	04/01/37	$856,490
California Statewide Communities Development Authority RB for Henry Mayo Newhall Memorial Hospital Series 2007 (CA MTG INS) (A+)
1,000,000	5.000	10/01/37	949,880
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+A-)(a)
725,000	3.850	06/01/12	729,698
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2006 B (A+)
1,000,000	5.250	03/01/45	948,640
California Statewide Communities Development Authority RB Refunding for Daughters of Charity Health Series 2005 F (BBB+)
500,000	5.000	07/01/09	504,730
Carson Redevelopment Agency Tax Allocation for Sub-Merged Project Area Series 2003 D (AAA)(b)
1,000,000	6.000	01/01/14	1,123,980
Colton Joint Unified School District GO Bonds for Election of 2001 Series 2006 C (FGIC) (A/A2)
500,000	5.250	02/01/22	515,670
Coronado Community Development Agency Tax Allocation Refunding for Coronado Community Development Project Series 2006 (FGIC) (A/A+)
1,000,000	5.000	09/01/22	1,027,590
Del Mar Race Track Authority RB Refunding Series 2005 (BBB-)
1,000,000	5.000	08/15/08	1,001,300
Eastern Municipal Water District Community Facilities Special Tax for Area Improvement District 2004-32 Series 2007 A
340,000	5.000	09/01/37	266,325
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AA/Aa1)
1,500,000	5.000	08/01/27	1,528,440
Franklin McKinley School District GO Bonds for Election of 2004 Series 2008 B (FSA) (AAA/Aaa)
1,500,000	5.250	08/01/32	1,555,800
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2007 A-1 (BBB/Baa3)
1,000,000	5.750	06/01/47	851,890
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (FGIC) (A/A2)
1,685,000	5.000	06/01/35	1,587,573
Hollister Joint Powers Financing Authority RB for Refunding and Improvement Project Series 2006-1 (FSA) (AAA)
500,000	5.000	06/01/17	529,430
Jurupa Community Services District Special Tax Community Facilities District No. 30 Series 2007 A
1,000,000	5.600	09/01/37	899,660
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,455,000	5.000	05/01/10	1,498,461

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Lake Elsinore California Unified School District Community Facilities District Special Tax Series 2005-3
$275,000	5.000%	09/01/25	$241,475
Lammersville School District Community Facilities District No. 2002 Special Tax for Mountain House Series 2006
250,000	5.000	09/01/26	217,803
Los Angeles Community College District GO Bonds Series 2001 A (MBIA) (AA/Aa2)(b)
1,250,000	5.500	08/01/11	1,343,475
Los Angeles Housing Authority Multi-Family Housing RB Refunding Series 2007 A (FNMA) (AAA)
1,500,000	5.000	08/15/37	1,466,160
Los Angeles Unified School District GO Bonds Series 2003 A (MBIA) (AA/Aa3)(b)
1,250,000	5.375	07/01/13	1,366,725
Manteca Unified School District GO Bonds Refunding Series 2005 (FGIC) (A+/A2)
775,000	5.000	08/01/20	798,235
Mission Springs Water District Improvement Bond Act of 1915 Special Assessment Limited Obligation for District No. 13 Series 2005
275,000	5.000	09/02/21	249,029
Mountain House Public Financing Authority California Utilities Systems RB Escrow Series 2007 (A-)
1,000,000	5.000	12/01/32	928,150
New Haven Union High School District GO Bonds Refunding Series 2005 (MBIA) (AA/A1)
1,250,000	5.250	08/01/21	1,315,525
Northern California Gas Authority No. 1 Gas Project RB Series 2007 A (A+/Aa3)
1,500,000	5.000	07/01/10	1,517,865
Palmdale Improvement Bond Act of 1915 Special Assessment Limited Obligation for District No. 2006-1 Series 2006
500,000	5.000	09/02/36	412,500
Palo Alto Improvement Bond Act of 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
1,055,000	5.250	09/02/17	1,051,128
Plumas Elementary School District COPS for Series 2007 (BBB)
1,000,000	5.250	06/01/37	878,950
Poway Unified School District Public Financing Authority RB Capital Appreciation for Tranche Series 2008 B (FSA) (AAA/Aaa)(a)(d)
1,000,000	0.000	12/01/14	762,710
Poway Unified School District Special Tax Community Facilities District No. 6-4 South Ranch Series 2005 (BBB)
200,000	4.850	09/01/20	184,392
Richmond Joint Powers Financing Authority Variable RB Refunding for Lease Civic Center Project Series 2007 (AMBAC) (AA/Aa3)(a)
1,000,000	4.125	11/25/09	1,000,000
Riverside County Public Financing Authority Tax Allocation Revenue Redevelopment Project Area No. 1 for Mid County Series 2006 B (MBIA) (AA/A2)
575,000	5.000	10/01/15	603,440

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Sacramento County California Sanitation District Financing Authority Variable RB Refunding for Sacramento County Regional Series 2007 B (FGIC) (AA/Aa3)(e)
$820,000	2.327%	12/01/35	$671,408
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA/Aa3)
1,000,000	5.000	09/01/13	1,061,000
Santa Clarita Community College District GO Bonds for Capital Appreciation-Election of 2006 Series 2007 (MBIA) (AA/A2)(d)
2,030,000	0.000	08/01/36	417,794
Sierra View Local Health Care District RB Refunding Series 1998 (A-)
500,000	5.400	07/01/22	503,360
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(b)
1,180,000	5.250	06/01/12	1,263,745
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Senior Series 2006 A-1 (BBB/Baa3)
895,000	4.750	06/01/25	812,409
Tulare Public Financing Authority Lease RB Refunding for Capital Facilities Project Series 2008 Assured Guaranty Ltd. (AAA/Aaa)
1,000,000	5.500	04/01/38	1,034,210
Turlock California Health Facilities COPS for Emanuel Medical Center Series 2007 B (BBB+)
1,000,000	5.500	10/15/37	909,630
Vernon Natural Gas Financing Authority RB for Vernon Gas Project Subseries 2006 A-3 (MBIA) (AAA/A2)(a)
950,000	5.000	08/03/09	958,740

			55,510,441

Puerto Rico — 6.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 1995 (COMWLTH GTD) (BBB-/Baa3)
250,000	6.250	07/01/12	277,388
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa3)
250,000	6.000	07/01/38	261,273
350,000	6.000	07/01/44	363,317
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa3)(d)
250,000	0.000	07/01/24	214,552
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
1,500,000	5.000	12/01/09	1,527,975
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University Systems Project Series 2006 (BBB-)
270,000	5.000	03/01/09	273,445
575,000	5.000	03/01/12	581,670
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2004 I (COMWLTH GTD) (BBB-/Baa3)(b)
1,000,000	5.375	07/01/14	1,080,940

			4,580,560

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
U.S. Virgin Islands — 1.6%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Series 2004 A (BBB)
$1,100,000	5.000%	10/01/08	$1,106,864

TOTAL MUNICIPAL DEBT OBLIGATIONS			$61,197,865

Short-Term Investments — 7.1%
California — 7.1%
Bay Area Toll Authority Variable RB for San Francisco Bay Area Series 2001 A (AMBAC) (A-1+/VMIG1)(e)
$1,000,000	5.750%	07/01/08	$1,000,000
Bay Area Toll Authority VRDN RB for San Francisco Bay Area Series 2004 B (AMBAC) (A-1+/VMIG1)(e)
2,000,000	7.250	07/01/08	2,000,000
Irvine Ranch California Water District VRDN GO Bonds for Districts Nos. 140-240-105-250 Series 1993 (LOC-Bank of America N.A.) (A-1+/VMIG1)(e)
500,000	1.600	07/01/08	500,000
Los Angeles Department of Water & Power RB Variable Subseries 2001 B-2 (A-1+/VMIG1)(e)
500,000	1.600	07/01/08	500,000
Metropolitan Water District of Southern California Waterworks VRDN RB Series 2000 B-1 (A-1+/VMIG1)(e)
200,000	1.600	07/01/08	200,000
Western Riverside County California Regional Wastewater Authority VRDN RB for Regional Wastewater Treatment Series 1996 (LOC-Dexia Credit Local) (A-1+/VMIG1)(e)
600,000	1.600	07/01/08	600,000

TOTAL SHORT-TERM INVESTMENTS			$4,800,000

TOTAL INVESTMENTS — 97.6%			$65,997,865

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%			1,612,947

NET ASSETS — 100.0%			$67,610,812

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with ''Put’’ features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2008.
(b) Prerefunded security. Maturity date disclosed is prerefunding date.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $856,490, which represents approximately 1.3% of net assets as of June 30, 2008.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2008.
Security ratings disclosed, if any, are issued by Standard & Poor’s /Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
The Portfolio had the following insurance concentration at 10% or greater of net assets at June 30, 2008: FGIC 15.3%, AMBAC 10.6%.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CA MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTY AGMT	— Guaranteed Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investor Assurance
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$67,565,821

Gross unrealized gain	449,491
Gross unrealized loss	(2,017,447)

Net unrealized security loss	$(1,567,956)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 91.3%
Alabama — 1.9%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
$3,405,000	5.375%	12/01/16	$3,445,009
4,425,000	5.500	12/01/21	4,379,290
5,775,000	5.625	12/01/26	5,591,470
12,100,000	5.750	12/01/36	11,330,077
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT) (B)
5,000,000	5.750	09/01/28	4,146,750
Courtland Industrial Development Board Environmental Improvements RB Refunding for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
4,315,000	5.000	08/01/27	3,470,943
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
5,000,000	5.000	06/01/25	4,299,000
Courtland Industrial Development Board Solid Waste Disposal RB Refunding for International Paper Co. Projects Series 2005 A (AMT) (BBB/Baa3)
13,400,000	5.200	06/01/25	11,418,006
Courtland Industrial Development Board Solid Waste Disposal RB Refunding for International Paper Co. Projects Series 2005 B (AMT) (BBB/Baa3)
2,305,000	5.200	06/01/25	1,964,068
Jefferson County RB Limited Obligation Series 2004 A (A/Baa2)
4,500,000	5.000	01/01/09	4,377,195
1,520,000	5.000	01/01/10	1,457,969
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A
6,190,000	5.375	08/01/15	6,028,255
7,600,000	6.000	08/01/25	7,151,372
5,000,000	6.000	08/01/35	4,479,400
Tuscaloosa Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-)
22,365,000	5.250	06/01/37	18,764,682
Tuskegee City of Alabama GO Bonds Series 2007 (ACA)
300,000	4.400	01/01/22	258,276
500,000	4.625	01/01/27	417,425
500,000	4.625	01/01/32	397,500

			93,376,687

Alaska — 0.3%
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2000 (AAA/Aaa)(a)
3,045,000	6.200	06/01/10	3,188,206
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2006 A (BBB+/Baa3)
15,090,000	5.000	06/01/32	12,336,226

			15,524,432

Arizona — 2.3%
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 A (BB+/Baa3)
5,000,000	5.850	03/01/28	4,947,750

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — (continued)
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 B (BB+/Baa3)
$5,000,000	5.875%	03/01/33	$4,869,400
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(b)(f)
63,500,000	2.550	02/02/15	60,787,915
Gila County IDA RB Refunding for Environmental Asarco, Inc. Series 1998(c)
6,750,000	5.550	01/01/27	7,201,305
Pima County IDA RB for Tuscan Electric Power Series 2008 A (BB+/Baa3)
24,495,000	6.375	09/01/29	24,891,084
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
600,000	5.000	01/01/20	575,676
1,000,000	5.000	01/01/21	946,590
2,000,000	5.000	01/01/26	1,842,100
3,000,000	5.000	01/01/32	2,662,590
Yavapai County IDA Hospital Facilities RB for Regional Medical Center Series 2003 A (BBB+/Baa2)
1,250,000	6.000	08/01/33	1,260,788
Yuma County IDA Water & Sewer Exempt Facilities RB Refunding Series 2007 A (AMT)
7,750,000	6.375	12/01/37	7,112,950

			117,098,148

Arkansas — 0.1%
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
3,010,000	5.600	10/01/26	2,500,798
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa1)
2,325,000	5.000	02/01/25	2,177,874

			4,678,672

California — 6.8%
Abag Finance Authority Non-Profit Corps. RB for Sansum-Santa Barbara Series 2002 A (CA MTG INS) (A+)
2,750,000	5.600	04/01/26	2,815,835
Abag Finance Authority RB for Non-Profit Corps. RB for Sansum-Santa Barbara Series 2002 A (CA MTG INS) (A+)
1,500,000	5.500	04/01/21	1,536,510
ABC Unified School District GO Bonds Series 2001 C (FGIC) (A+/A1)(d)
1,600,000	0.000	08/01/26	595,776
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvements Project Series 1997 C (FSA) (AAA/Aaa)(d)
855,000	0.000	09/01/29	274,600
Austin Trust Various States RB for Inverse Certificates Bank of America Series 2008-1099 (AA-)(e)
2,500,000	16.678	08/01/33	2,235,600
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (FSA) (AAA/Aaa)(d)
1,055,000	0.000	08/01/25	436,126

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (BBB+/Baa3)
$555,000	5.750%	06/01/29	$523,365
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Subseries 2006 A (BBB)(d)
78,325,000	0.000	06/01/46	3,931,132
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Subseries 2006 B (BBB-)(d)
6,550,000	0.000	06/01/46	311,256
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Subseries 2006 C (BB+)(d)
42,250,000	0.000	06/01/55	850,915
California County Tobacco Securitization Agency RB for Kern County Corp. Asset Backed Bonds Series 2002 B (BBB)
195,000	6.000	06/01/29	189,540
California Educational Facilities Authority RB for Golden Gate University Series 2005 (Baa3)
2,000,000	5.000	10/01/36	1,823,440
California Municipal Finance Authority RB for University Students Cooperation Association Series 2007 (BBB-)
2,000,000	5.000	04/01/37	1,739,680
California Pollution Control Financing Authority PCRB Refunding for Pacific Gas RMKT 06/01/07 Series 2004 D (FGIC) (A/A3)
10,000,000	4.750	12/01/23	8,718,300
California Statewide Communities Development Authority Lease RB for United Airline Special Facilities Series 1997 A (GTY AGMT)(c)
62,000,000	5.700	10/01/33	11,018,020
California Statewide Communities Development Authority RB BANS for Golden Gate Park Series 2005 (LOC-First Republic Bank)
26,500,000	6.000	12/01/11	26,774,275
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A
7,440,000	5.400	11/01/27	6,789,893
6,000,000	5.500	11/01/38	5,316,900
California Statewide Communities Development Authority RB for EAH East Campus Apartments LLC Series 2002 A (ACA)
1,825,000	5.625	08/01/34	1,646,643
California Statewide Communities Development Authority RB for Kaiser RMKT 08/01/06 Series 2001 C (A+)
3,750,000	5.250	08/01/31	3,656,813
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.625	10/01/33	2,954,430
California Statewide Communities Development Authority RB for ROLS-RR-II-R-11449 Series 2008 (BHAC-CR) (AAA)(e)
8,005,000	7.821	07/01/30	8,331,364
California Statewide Communities Development Authority RB for Valleycare Health Systems Series 2007 A
5,605,000	4.800	07/15/17	5,230,025
1,000,000	5.000	07/15/22	890,310
4,915,000	5.125	07/15/31	4,077,730

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Financing Authority Tobacco Settlement RB for Capital Appreciation Turbo Pooled Program Series 2006 A (BBB)(d)
$301,950,000	0.000%	06/01/46	$16,299,261
California Statewide Financing Authority Tobacco Settlement RB for Capital Appreciation Turbo Pooled Program Series 2006 B (BBB-)(d)
35,000,000	0.000	06/01/46	1,756,650
California Statewide Financing Authority Tobacco Settlement RB for Asset Backed Pooled Tobacco Security Series 2002 A (BBB/Baa3)
3,000,000	6.000	05/01/37	2,786,970
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (FGIC) (BBB)(d)
7,000,000	0.000	09/01/33	1,660,820
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
1,300,000	5.700	09/01/29	1,206,517
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 B (BBB)(d)
652,755,000	0.000	06/01/47	30,274,777
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 C (BBB-)(d)
307,000,000	0.000	06/01/47	14,505,750
Hawthorne Community Redevelopment Agency Tax Allocation Refunding for Hawthorne Plaza Project Series 2001
2,375,000	6.875	07/01/20	2,407,538
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 C-1 (BBB)(d)
101,195,000	0.000	06/01/36	11,640,461
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 C-2 (BBB)(d)
211,235,000	0.000	06/01/47	9,797,079
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 D (BBB-)(d)
360,660,000	0.000	06/01/57	7,249,266
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.050	09/01/30	1,176,356
690,000	5.050	09/01/35	549,102
Los Angeles Regional Airports Improvement Corp. Lease RB Refunding for Facilities Sublease Continental Airlines Series 1994 (AMT) (B)
935,000	9.250	08/01/24	882,892
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (B/Caa1)(f)
10,520,000	7.000	12/01/12	10,188,199
55,425,000	7.500	12/01/24	48,444,776

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (MBIA) (AA)(d)
$1,330,000	0.000%	08/01/27	$468,905
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (FGIC) (A+/A2)(d)
1,000,000	0.000	08/01/24	449,200
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
1,660,000	5.200	09/01/35	1,366,280
Northern California Gas Authority No. 1 RB Series 2007 (A+/A1)(f)
10,000,000	2.407	07/01/17	8,458,000
Oxnard Union High School District GO Bonds Refunding Series 2001 A (MBIA) (AA/A2)
225,000	5.800	02/01/18	237,917
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (FGIC) (A+/A2)(d)
1,805,000	0.000	08/01/25	727,794
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (FGIC) (AA/Aa3)(f)
25,230,000	2.327	12/01/35	20,658,072
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (FGIC) (A/A3)(d)
1,420,000	0.000	08/01/25	577,329
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (FGIC) (A+/A1)(d)
1,580,000	0.000	08/01/24	682,465
1,595,000	0.000	08/01/25	648,479
San Mateo Union High School District GO Bonds Capital Appreciation for Election of 2000 Series 2002 B (FGIC) (AA-/Aa3)(d)
1,000,000	0.000	09/01/26	377,280
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 A (BBB+)(d)
17,000,000	0.000	06/01/36	1,972,850
15,000,000	0.000	06/01/41	1,189,950
73,990,000	0.000	06/01/47	3,698,020
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 B (BBB)(d)
13,505,000	0.000	06/01/47	626,362
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
4,650,000	5.500	06/01/45	3,818,952
University of California Regents Medical Center RB for Index Series 2007 C2 (AA-/Aa2)(f)
10,000,000	2.583	05/15/47	8,027,800
Vallejo City California RB Refunding for Water Series 2006 (MBIA) (AA/A2)
780,000	4.000	05/01/10	786,263
1,000,000	4.000	05/01/11	1,002,610
1,220,000	5.000	05/01/20	1,223,050

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Vallejo Sanitation & Flood Control District COPS Series 1993 (FGIC) (BBB)
$200,000	5.000%	07/01/19	$195,034
Valley Health System COPS Refunding Project Series 1993 (C)
16,765,000	6.875	05/15/23	13,914,950
Valley Health System Hospital RB for Refunding & Improvement Project Series 1996 A (C)
245,000	6.500	05/15/15	203,350
760,000	6.500	05/15/25	630,800

			335,436,604

Colorado — 1.4%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
6,850,000	5.000	12/01/35	5,671,115
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa1)
8,200,000	5.000	03/01/25	7,789,262
Colorado Health Facilities Authority RB for Hospital Valley View Association Project Series 2007 (BBB)
8,000,000	5.250	05/15/42	7,241,040
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006
4,500,000	6.125	12/01/37	3,760,065
Denver City & County Special Facilities Airport RB Refunding for United Air Lines Project Series 2007 A (AMT) (B/Caa1)
10,000,000	5.250	10/01/32	6,345,500
22,000,000	5.750	10/01/32	15,201,780
E-470 Public Highway Authority RB Series 2007 B-2 (MBIA) (AAA/A2)(b)
4,500,000	5.000	09/02/11	4,566,645
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding Series 2004 (Radian) (A/A3)
1,000,000	5.000	12/01/20	985,420
McKay Landing Metropolitan District No. 2 GO Bonds Limited Tax Series 2000(a)
1,500,000	7.500	12/01/10	1,662,570
McKay Landing Metropolitan District No. 2 GO Bonds Refunding Subseries 2004 A (a)
2,000,000	7.500	12/01/10	2,215,140
Park Meadows Business Improvement District RB Series 2007
475,000	5.300	12/01/27	445,422
720,000	5.350	12/01/31	660,657
Public Authority for Colorado Energy RB Series 2008 (A/A1)
10,000,000	6.500	11/15/38	9,766,100
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B
1,750,000	6.625	12/01/40	1,585,938

			67,896,654

Connecticut — 0.0%
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba3)
1,015,000	5.500	07/01/09	1,007,854
695,000	5.875	07/01/22	639,303

			1,647,157

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Delaware — 0.1%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A
$6,783,000	5.450%	07/01/35	$5,745,947
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B
300,000	5.125	07/01/35	261,876

			6,007,823

District of Columbia — 0.2%
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA) (BBB)
900,000	4.000	06/01/16	816,462
1,000,000	5.000	06/01/26	874,170
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,310,000	6.250	05/15/24	1,304,328
6,000,000	6.500	05/15/33	5,739,960

			8,734,920

Florida — 26.7%
Aberdeen Community Development District Special Assessment Series 2006-1
2,110,000	5.250	11/01/15	1,849,077
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A
4,680,000	6.300	05/01/35	4,141,940
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A
1,930,000	5.375	05/01/37	1,434,087
Anthem Park Community Development District RB for Capital Improvement Series 2004
2,695,000	5.800	05/01/36	2,224,453
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-1
40,645,000	5.500	05/01/36	31,822,190
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-2
27,445,000	5.250	05/01/36	20,678,710
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 B-2
5,520,000	5.100	05/01/16	4,798,978
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
28,215,000	5.350	05/01/36	21,754,611
Arborwood Community Development District Special Assessment for School Site Acquisition Projects Series 2005
5,705,000	5.500	05/01/14	5,171,069
Ballantrae Community Development District Special Assessment for Capital Improvement Series 2004
4,730,000	6.000	05/01/35	4,529,259
Baywinds Community Development District Special Assessment Series 2006 B
7,115,000	4.900	05/01/12	6,543,523
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A
7,000,000	6.000	05/01/33	6,805,820

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B
$9,780,000	5.800%	05/01/34	$9,278,384
Belmont Community Development District Special Assessment for Capital Improvement Series 2006 B
9,885,000	5.125	11/01/14	8,773,036
Bluewaters Community Development District Special Assessment Series 2004
2,885,000	6.000	05/01/35	2,787,804
Bonita Springs Vasari Community Development District Special Assessment for Capital Improvement Series 2001 A
7,395,000	6.950	05/01/32	7,658,410
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
10,000,000	7.375	05/01/34	10,179,800
2,000,000	7.500	05/01/34	2,046,640
Boyton Village Community Development District Special Assessment Series 2007 A-1
1,580,000	5.750	05/01/37	1,277,209
Brandy Creek Community Development District Special Assessment Series 2003 A
3,340,000	6.350	05/01/34	3,388,230
Bridgewater Community Development District Special Assessment Series 2004 A
12,960,000	6.000	05/01/35	10,961,050
Briger Community Development District Special Assessment Series 2002 A
2,810,000	6.750	05/01/33	2,909,980
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,580,000	6.125	05/01/35	1,556,316
Brooks of Bonita Springs II Community Development District Special Assessment for Capital Improvement Series 2003 A
1,535,000	6.125	05/01/34	1,529,904
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,030,000	6.700	05/01/31	1,048,591
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,780,000	6.850	05/01/31	2,844,218
Capital Region Community Development District Special Assessment for Capital Improvement Series 2002 A
11,445,000	6.700	05/01/32	11,631,668
Catalina at Winkler Preserve Community Development District Special Assessment Series 2005
3,450,000	5.600	05/01/36	2,931,741
Cedar Pointe Community Development District Special Assessment for Capital Improvement Series 2005 A
5,820,000	5.375	05/01/35	4,447,993
Celebration Community Development District Special Assessment Series 2003 A
2,850,000	6.400	05/01/34	2,913,498
CFM Community Development District Special Assessment for Capital Improvement Series 2004 B
1,625,000	5.875	05/01/14	1,452,490

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Channing Park Community Development District Special Assessment Series 2007
$5,240,000	5.300%	05/01/38	$3,937,598
Charlotte County IDA BANS Series 2007 (AMT)
30,500,000	5.750	10/01/08	30,483,225
Coconut Cay Community Development District of Florida Special Assessment Series 2006
2,910,000	5.375	05/01/36	2,330,735
Colonial Country Club Community Development District Special Assessment for Capital Improvement Series 2003
10,730,000	6.400	05/01/33	10,895,242
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005
1,550,000	5.000	05/01/15	1,359,970
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A
5,400,000	5.850	05/01/35	4,746,438
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B
725,000	5.000	05/01/11	703,598
Connerton West Community Development District Special Assessment for Capital Improvement Series 2004 A-1
2,895,000	5.950	05/01/35	2,510,254
Connerton West Community Development District Special Assessment for Capital Improvement Series 2007 B
7,000,000	5.125	05/01/16	6,084,190
Copper Oaks Community Development District Special Assessment Series 2005 A
3,510,000	5.450	05/01/35	2,891,538
Copper Oaks Community Development District Special Assessment Series 2005 B
260,000	4.875	05/01/10	252,070
Coronado Community Development District Special Assessment Series 2007
1,800,000	6.000	05/01/38	1,515,096
Cory Lakes Community Development District for Special Assessment Series 2001 A
450,000	8.375	05/01/17	461,115
Cory Lakes Community Development District for Special Assessment Series 2001 B
530,000	8.375	05/01/17	543,091
Country Greens Community Development District Special Assessment Series 2003
5,800,000	6.625	05/01/34	5,935,430
Covington Park Community Development District Special Assessment for Capital Improvement Series 2004 A
1,060,000	6.250	05/01/34	1,057,191
Covington Park Community Development District Special Assessment for Capital Improvement Series 2004 B
105,000	5.300	11/01/09	103,843
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C
3,895,000	7.050	05/01/15	3,930,094

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Cutler Cay Community Development District Special Assessment Series 2004
$4,325,000	6.125%	05/01/24	$4,226,563
2,480,000	6.300	05/01/34	2,439,353
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,665,000	6.000	05/01/34	1,635,047
Double Branch Community Development District Special Assessment Series 2002 A
10,570,000	6.700	05/01/34	10,767,236
Double Branch Community Development District Special Assessment Series 2005 A
950,000	5.350	05/01/34	816,154
Durbin Crossing Community Development District Special Assessment Series 2005 A
47,390,000	5.500	05/01/37	37,225,319
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
8,100,000	4.875	11/01/10	7,703,748
East Homestead Community Development District Special Assessment Series 2005
3,800,000	5.450	05/01/36	2,956,438
East Homestead Community Development District Special Assessment Series 2006 B
655,000	5.000	05/01/11	617,220
East Park Development District Special Assessment Series 2002
5,010,000	6.850	05/01/33	5,287,855
Enclave at Black Point Marina Community Development Special Assessment Series 2007 A
1,000,000	5.400	05/01/37	757,940
Enclave at Black Point Marina Community Development Special Assessment Series 2007 B
1,790,000	5.200	05/01/14	1,596,179
Escambia County PCRB Refunding for International Paper Co. Series 2003 A (BBB/Baa3)
2,850,000	4.700	04/01/15	2,674,440
Fishhawk Community Development District II Special Assessment Series 2003 A
5,650,000	6.250	05/01/34	5,642,203
Fishhawk Community Development District II Special Assessment Series 2007 A
2,420,000	5.250	05/01/38	1,810,934
Fishhawk Community Development District II Special Assessment Series 2007 B
1,725,000	5.000	05/01/12	1,593,296
Fishhawk Community Development District II Tax Allocation Series 2004 A
2,360,000	6.125	05/01/34	2,303,289
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B
1,735,000	4.850	05/01/11	1,629,234
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
70,000	5.500	07/01/08	70,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
$2,515,000	6.500%	05/01/33	$2,531,624
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
530,000	5.500	05/01/10	522,914
Gateway Services District Water & Sewer RB Refunding for Second Assessment Area-Phase 1 Series 2007 (Radian) (A/A3)
2,315,000	5.250	05/01/20	2,329,029
Gateway Services District Water & Sewer RB Refunding Series 2003
2,000,000	6.000	10/01/19	2,026,760
Glen St. Johns Community Development District Special Assessment BANS Series 2006
6,400,000	5.250	05/01/38	4,813,824
Grand Hampton Community Development District Special Assessment for Capital Improvement Series 2003
5,180,000	6.150	05/01/34	4,855,784
Greyhawk Landing Community Development District Special Assessment Series 2002 A
2,890,000	7.000	05/01/33	2,992,161
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,310,000	6.700	05/01/33	4,405,122
Habitat Community Development Special Assessment Series 2004
4,745,000	5.850	05/01/35	4,186,513
Halifax Hospital Medical Center RB Series 1999 A(a)
955,000	7.250	10/01/10	1,060,709
Hammocks Community Development District Special Assessment Series 2005 B
775,000	4.875	11/01/10	734,088
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,175,000	7.000	05/01/33	2,223,589
Harbour Isles Community Development District Special Assessment Series 2004
4,195,000	6.125	05/01/35	3,609,168
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
2,850,000	6.125	05/01/34	2,763,873
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
3,765,000	6.500	05/01/34	3,850,465
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,185,000	6.200	05/01/35	1,142,921
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
305,000	5.250	11/01/08	304,122
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
8,750,000	5.600	05/01/36	6,927,987

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
$3,070,000	6.000%	05/01/35	$2,951,160
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
515,000	5.000	11/01/09	506,935
Heritage Isle at Viera Community Development District Special Assessment Series 2005
7,095,000	5.550	05/01/37	5,580,501
Heritage Isle at Viera Community Development District Special Assessment Series 2006
4,350,000	5.000	11/01/13	3,937,576
Heritage Lake Park Community Development District Special Assessment Series 2004 B
2,715,000	5.100	11/01/09	2,644,410
Heritage Lake Park Community Development District Special Assessment Series 2005
1,700,000	5.700	05/01/36	1,432,454
Heritage Park Community Development District Special Assessment Series 2004 A
5,680,000	6.300	05/01/35	5,438,941
Highlands Community Development District Special Assessment Series 2005
3,740,000	5.550	05/01/36	2,913,909
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (BBB+/Baa1)
2,700,000	5.625	03/01/24	2,727,756
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,310,000	6.750	05/01/33	1,349,156
Islands at Doral Florida Special Assessment Series 2003(a)
1,575,000	6.375	05/01/13	1,746,974
Islands at Doral Ne Community Development District Special Assessment Series 2004
2,735,000	6.250	05/01/34	2,707,048
Islands at Doral Townhomes Community Development District Special Assessment Series 2007 A
2,390,000	6.250	05/01/38	2,015,917
Killarney Community Development District Special Assessment Series 2004 A
2,435,000	6.000	05/01/35	2,223,739
Killarney Community Development District Special Assessment Series 2004 B
1,810,000	5.125	05/01/09	1,789,656
Laguna Lakes Community Development District RB Series 2003 A (AAA)(a)
2,320,000	6.400	05/01/13	2,574,759
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,030,000	7.450	05/01/22	2,085,460
3,370,000	7.500	05/01/32	3,458,833
Lakes by the Bay South Community Development District RB Series 2004 A
6,945,000	6.100	05/01/23	6,818,254
9,690,000	6.250	05/01/34	9,578,855

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Lakes by the Bay South Community Development District RB Series 2004 B
$3,415,000	5.300%	05/01/09	$3,393,246
Lakewood Ranch Community Development District No. 4 RB Series 2004
2,050,000	5.950	05/01/34	1,919,271
Lakewood Ranch Community Development District No. 5 Special Assessment Series 2001 A
8,270,000	5.700	05/01/36	6,653,380
Lakewood Ranch Community Development District No. 6 RB Series 2004 A
5,620,000	6.125	05/01/34	5,097,565
Lakewood Ranch Stewardship District BANS Series 2007
28,645,000	6.500	06/01/09	28,626,667
Lakewood Ranch Stewardship District Special Assessment for Country Club East Project Series 2006
22,690,000	5.400	05/01/37	17,137,530
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
4,385,000	4.875	08/01/10	4,187,982
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B
8,465,000	5.000	05/01/13	7,686,389
Lakewood Ranch Stewardship District Special Assessment Series 2006 A
14,480,000	5.500	05/01/36	11,609,919
Landmark at Doral Community Development District Special Assessment Series 2006 A
4,000,000	5.500	05/01/38	2,835,760
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BBB-)
3,750,000	5.000	11/15/32	2,970,337
13,750,000	5.125	11/15/36	10,884,500
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BBB-)
4,000,000	5.000	11/15/22	3,540,560
10,000,000	5.000	11/15/29	8,082,500
Legends Bay Community Development District RB Series 2007 A
2,725,000	5.875	05/01/38	2,213,599
Legends Bay Community Development District RB Series 2007 B
1,000,000	5.500	05/01/14	912,130
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.700	05/01/33	2,552,225
Live Oak Community Development District No. 1 Special Assessment Series 2003 A
4,180,000	6.300	05/01/34	4,213,942
Live Oak Community Development District No. 2 Special Assessment Series 2004 A
8,860,000	5.850	05/01/35	6,692,490
Live Oak Community Development District No. 2 Special Assessment Series 2004 B
7,570,000	5.000	11/01/09	7,286,579

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Longleaf Community Development District Special Assessment Refunding Series 2005
$5,885,000	5.400%	05/01/30	$4,651,386
Longleaf Community Development District Special Assessment Refunding Series 2006
2,860,000	5.375	05/01/30	2,419,646
Longleaf Community Development District Special Assessment Series 2001
620,000	7.250	05/01/09	618,159
Maple Ridge Community Development District Special Assessment Series 2000 A
1,455,000	7.150	05/01/31	1,499,247
Marshall Creek Community Development District Special Assessment Series 2002
2,765,000	6.625	05/01/32	2,865,121
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,765,000	6.400	05/01/34	3,773,810
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
955,000	6.000	05/01/35	925,233
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,625,000	6.300	05/01/34	2,627,231
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B
2,915,000	6.150	11/01/14	2,755,608
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005
4,455,000	5.250	05/01/15	4,028,077
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,350,000	6.800	05/01/31	4,368,574
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
440,000	6.950	05/01/31	442,864
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,395,000	6.850	05/01/31	1,400,385
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,755,000	6.375	05/01/34	4,385,774
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
1,635,000	5.500	05/01/10	1,594,779
Mediterranea Community Development District Special Assessment Series 2006 A
1,530,000	5.600	05/01/37	1,043,536
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
7,720,000	5.375	11/15/28	6,629,704
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB+/Ba1)
3,510,000	6.125	11/15/11	3,607,753

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Florida Series 2004 (BB+/Ba1)
$13,600,000	6.750%	11/15/29	$13,640,256
Miami-Dade County Florida Aviation RB for Miami International Airport Series 2005 A (AMT) (CIFG) (A-/A2)
1,100,000	5.000	10/01/38	968,407
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (MBIA) (AA/A2)
3,980,000	5.250	10/01/13	4,036,078
3,470,000	5.250	10/01/14	3,508,343
4,625,000	5.250	10/01/16	4,618,479
Middle Village Community Development District Special Assessment Series 2004 A
5,315,000	5.800	05/01/22	4,928,121
15,610,000	6.000	05/01/35	14,237,725
Middle Village Community Development District Special Assessment Series 2004 B
515,000	5.000	05/01/09	509,943
Middle Village Community Development District Special Assessment Series 2004 C
200,000	5.125	05/01/09	198,072
Mira Lago West Community Development District Special Assessment for Capital Improvement Series 2005
895,000	5.375	05/01/36	719,607
Monterra Community Development District Special Assessment Series 2005 A
25,245,000	5.500	05/01/36	17,337,004
Monterra Community Development District Special Assessment Series 2005 B
4,895,000	5.000	11/01/10	3,547,015
Monterra Community Development District Special Assessment Series 2006 B
33,500,000	5.125	11/01/14	22,666,770
Naturewalk Community Development District Florida Special Assessment Series 2007 B
1,970,000	5.300	05/01/16	1,725,149
New River Community Development District Special Assessment Series 2006 A
2,000,000	5.350	05/01/38	1,505,340
New River Community Development District Special Assessment Series 2006 B
5,500,000	5.000	05/01/13	4,986,190
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-2
3,810,000	5.500	05/01/26	2,921,889
Oak Creek Community Development District Special Assessment Series 2004
1,700,000	5.800	05/01/35	1,539,707
Oakmont Grove Community Development District Special Assessment Series 2007 A
3,000,000	5.400	05/01/38	2,211,300
Oakstead Community Development District Capital Improvement Special Assessment Refunding for Series 2006 A-1 (MBIA) (AA/A2)
2,000,000	4.500	05/01/32	1,804,440

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Orange County Health Facilities Authority RB for 1st Mortgage Orlando Lutheran Tower Series 2007
$1,000,000	5.500%	07/01/32	$847,140
1,750,000	5.500	07/01/38	1,450,837
Orange County Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
1,865,000	4.750	11/15/36	1,633,311
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005
1,100,000	5.375	07/01/20	1,007,952
1,000,000	5.700	07/01/26	906,020
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2001 A(a)
7,390,000	6.950	05/01/11	8,097,445
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
5,055,000	5.125	05/01/09	4,972,401
Palm Beach County Plantation Community Development District Special Assessment Series 2004 A
6,870,000	6.250	05/01/34	6,825,688
Panther Trace Community Development District Special Assessment Series 2002 A (AAA)(a)
1,600,000	7.250	05/01/12	1,808,656
Panther Trace II Community Development District Special Assessment Series 2005 A
6,655,000	5.600	05/01/35	5,464,620
Panther Trails Community Development District Special Assessment Series 2005
3,705,000	5.600	05/01/36	3,351,913
Park Place Community Development District Special Assessment Series 2003
4,315,000	6.375	05/01/34	4,133,123
Parker Road Community Development District Special Assessment Series 2007 A
2,500,000	5.600	05/01/38	1,991,150
Parklands Lee Community Development District Special Assessment Series 2004 A
3,830,000	5.800	05/01/35	3,252,283
Parklands Lee Community Development District Special Assessment Series 2004 B
240,000	5.125	05/01/11	229,200
Parklands West Community Development District Special Assessment Series 2001 A
3,165,000	6.900	05/01/32	3,241,245
Parkway Center Community Development District Special Assessment Series 2000 A
466,668	8.250	05/01/31	515,374
Paseo Community Development District Capital Improvement RB Series 2005 A
10,285,000	5.400	05/01/36	7,980,954
Pier Park Community Development District RB for Capital Improvement Series 2002-1
10,125,000	7.150	05/01/34	10,313,933
Pine Island Community Development District RB Series 2004
3,075,000	5.300	11/01/10	2,948,956

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Pine Island Community Development District Special Assessment Series 2004
$5,450,000	5.750%	05/01/35	$4,629,830
Poinciana Community Development District Special Assessment Series 2000 A
5,475,000	7.125	05/01/31	5,571,908
Portico Community Development District Special Assessment for Capital Improvement Series 2006
4,655,000	5.450	05/01/37	3,633,274
Renaissance Community Development District Special Assessment for Capital Improvement Series 2002 A
6,915,000	7.000	05/01/33	7,104,333
Reunion East Community Development District Special Assessment Series 2002 A
17,650,000	7.200	05/01/22	18,196,797
2,450,000	7.375	05/01/33	2,517,939
Ridgewood Trails Community Development District Special Assessment Series 2007 A
2,305,000	5.650	05/01/38	1,831,207
River Hall Community Development District Special Assessment for Capital Improvement Series 2005
6,895,000	5.450	05/01/36	5,182,006
Rivercrest Community Development District Special Assessment Series 2001 (AAA)(a)
5,215,000	7.000	05/01/11	5,810,605
Riverside Park Community Development District Special Assessment Series 2004
1,870,000	6.125	05/01/34	1,814,424
Riverwood Estates Community Development District Special Assessment Series 2006 A
9,370,000	5.350	05/01/37	6,384,905
Saddlebrook Community Development District Special Assessment Series 2001 A
4,770,000	6.900	05/01/33	4,916,010
Sampson Creek Community Development District Special Assessment Series 2000 A (AA)(a)
2,110,000	6.950	05/01/10	2,267,997
Sandy Creek Community Development District Special Assessment Refunding Series 2007 A
7,430,000	5.700	05/01/37	5,984,271
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B
9,000,000	5.500	05/01/15	8,135,010
Seven Oaks Community Development District II Special Assessment Series 2004 B
1,745,000	5.000	05/01/09	1,716,085
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006
1,795,000	5.750	05/01/15	1,642,748
4,000,000	6.100	05/01/25	3,521,160
17,000,000	6.125	05/01/37	14,554,040
South Bay Community Development District Special Assessment for Capital Improvement Series 2005 B-1
230,000	5.125	11/01/09	163,645

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
South Fork Community Development District RB Series 2003
$2,380,000	6.150%	05/01/33	$2,379,762
South Fork East Community Development District Special Assessment for Capital Improvement Series 2007 A
1,830,000	6.500	05/01/38	1,634,666
South Village Community Development District RB for Capital Improvement Series 2005 A
4,135,000	5.700	05/01/35	3,483,489
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,060,000	5.800	05/01/35	6,604,445
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2004
3,320,000	5.850	05/01/34	2,747,068
Spicewood Community Development District Special Assessment Series 2003 A
2,835,000	6.100	05/01/34	2,776,996
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
4,610,000	6.125	05/01/34	4,280,662
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
325,000	5.300	05/01/10	317,912
St. Lucie County School Board COPS Series 2007 (MBIA) (A2)
1,835,000	4.500	08/15/32	1,679,704
Sterling Hill Community Development District Special Assessment Series 2003 B
565,000	5.500	11/01/10	557,576
Stonegate Community Development District Special Assessment Series 2004
2,235,000	6.125	05/01/34	2,160,329
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,390,000	5.900	05/01/34	3,109,037
Stoneybrook South Community Development District Special Assessment Series 2007 A
3,000,000	5.800	05/01/39	2,457,030
Summerville Community Development District Special Assessment Series 2006
1,000,000	5.500	05/01/36	777,120
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,590,000	6.800	10/01/32	6,481,529
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,465,000	6.900	10/01/34	4,471,162
Sumter Landing Community Development District Recreational RB Subseries 2005 B
6,400,000	5.700	10/01/38	5,130,816
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B
100,000	5.000	05/01/15	59,815
Thousand Oaks Community Development District Special Assessment Series 2005 A-2
970,000	5.350	05/01/36	828,332

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Tisons Landing Community Development District Special Assessment Series 2005 A
$2,570,000	5.625%	05/01/37	$1,677,619
Tisons Landing Community Development District Special Assessment Series 2005 B
4,000,000	5.000	11/01/11	2,720,120
Tolomato Community Development District Special Assessment Series 2006
56,590,000	5.400	05/01/37	47,184,176
Town Center at Palm Coast Community Development District Special Assessment for Capital Improvement Series 2005
9,255,000	6.000	05/01/36	7,801,132
Trails Community Development District Special Assessment Series 2007
8,000,000	5.375	05/01/38	6,083,600
Venetian Community Development District RB for Capital Improvement Series 2002 A
3,735,000	6.750	05/01/34	3,781,053
Verona Walk Community Development District RB for Capital Improvement Series 2004
6,700,000	5.850	05/01/35	6,496,722
Village Center Community Development District Recreational RB Subseries 1998 B
1,705,000	8.250	01/01/17	1,718,350
Village Center Community Development District Recreational RB Subseries 1998 C
2,020,000	7.375	01/01/19	2,055,693
Village Center Community Development District Recreational RB Subseries 2003 B
4,005,000	6.350	01/01/18	4,137,726
Village Center Community Development District Recreational RB Subseries 2004 B
5,570,000	5.875	01/01/15	5,565,544
Village Community Development District No. 3 Special Assessment Series 2002
6,100,000	6.500	05/01/32	6,190,646
Village Community Development District No. 4 RB Series 2002
3,150,000	6.875	05/01/22	3,245,099
4,940,000	6.950	05/01/32	5,094,029
Village Community Development District No. 4 Special Assessment Series 2000
2,005,000	7.150	05/01/18	2,076,358
Village Community Development District No. 4 Special Assessment Series 2003
445,000	6.500	05/01/33	451,613
Village Community Development District No. 5 Special Assessment Series 2002 A
14,110,000	6.500	05/01/33	14,430,297
Village Community Development District No. 5 Special Assessment Series 2003 A
3,125,000	6.000	05/01/22	3,138,375
18,925,000	6.100	05/01/34	18,941,465
Village Community Development District No. 6 Special Assessment Series 2007
24,120,000	5.250	05/01/37	21,410,842

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Village Community Development District No. 7 Special Assessment Series 2006
$61,070,000	5.375%	05/01/36	$55,320,260
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
3,130,000	5.400	05/01/20	2,666,103
12,700,000	5.700	05/01/35	10,246,106
Villasol Community Development District RB Series 2003 A
3,960,000	6.600	05/01/34	3,911,173
Vizcaya Community Development District BANS Series 2007 A
15,000,000	7.000	12/20/08	15,014,400
Walnut Creek Community Development District Special Assessment Series 2000 A
3,545,000	7.300	05/01/21	3,661,879
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
880,000	6.950	05/01/31	908,415
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B
985,000	5.000	11/01/12	905,195
Wentworth Estates Community Development District Special Assessment Series 2006 B
7,725,000	5.125	11/01/12	7,099,430
West Villages Improvement District Revenue Special Assessment Series 2007
10,000,000	5.500	05/01/38	7,843,600
West Villages Improvement District Revenue Special Assessment Unit of Development No. 3 Series 2006
12,320,000	5.500	05/01/37	9,653,213
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
4,010,000	6.000	05/01/23	3,525,552
24,240,000	6.125	05/01/35	20,630,179
World Commerce Community Development District Special Assessment Series 2004 A-1
925,000	6.250	05/01/22	836,727
500,000	6.500	05/01/36	441,330
Wyndam Park Community Development District Special Assessment Series 2003
2,460,000	6.375	05/01/34	2,481,722
Zephyr Ridge Community Development District Special Assessment for Capital Improvement Series 2006 B
2,000,000	5.250	05/01/13	1,398,700

			1,323,602,372

Georgia — 0.4%
Atlanta Tax Allocation for Eastside Project Series 2005 A (AMT)
1,230,000	5.625	01/01/16	1,215,855
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.400	01/01/20	1,010,167
3,750,000	5.600	01/01/30	3,330,375
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB/Baa2)
3,675,000	5.500	01/01/34	3,053,962

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — (continued)
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
$5,845,000	4.850%	06/01/09	$5,835,999
Fulton County Development Authority RB for Delta Airlines, Inc. Project Series 1998(c)
3,900,000	5.450	05/01/23	527,670
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A
2,530,000	5.250	11/01/28	2,145,491
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.125	02/15/34	1,645,717

			18,765,236

Guam — 0.3%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-)
1,000,000	5.000	10/01/15	1,026,200
1,000,000	5.000	10/01/17	1,016,140
Guam Government GO Bonds Series 2007 A (B)
7,000,000	5.000	11/15/23	6,455,120
7,000,000	5.125	11/15/27	6,333,250
Guam Government GO Bonds Unrefunded Balance Series 1993 A (B)
1,925,000	5.375	11/15/13	1,901,515

			16,732,225

Hawaii — 0.2%
Hawaii County Improvement District No. 17 Special Assessment Refunding for Kaloko Subdivision Series 2001
1,700,000	7.375	08/01/11	1,709,894
Hawaii State Department of Transportation Special Facilities RB for Continental Airlines, Inc. Series 1997 (AMT) (B/B3)
10,045,000	5.625	11/15/27	6,989,713

			8,699,607

Idaho — 0.1%
Madison County Hospital Revenue COPS Series 2006 (BBB-)
1,300,000	5.250	09/01/20	1,253,499
1,000,000	5.250	09/01/26	918,670
3,335,000	5.250	09/01/37	2,834,750

			5,006,919

Illinois — 2.4%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.750	12/01/32	4,009,960
Chicago Illinois Tax Allocation for Junior Lien Near South Redevelopment Project Series 2001 A (ACA)
100,000	4.750	11/15/08	100,131
Chicago Illinois Tax Increment for Central Loop Redevelopment Project Series 2000 A (ACA)
2,000,000	6.500	12/01/08	2,027,300
Chicago O’Hare International Airport RB Refunding for American Airlines Series 2007 (Caa1)
19,500,000	5.500	12/01/30	9,236,565
Chicago Single Family Mortgage RB for Collateral Series 2001 A (AMT) (FHLMC/FNMA/GNMA) (AAA/Aaa)
1,640,000	6.250	10/01/32	1,667,158

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006
$250,000	5.400%	03/01/16	$242,637
1,450,000	5.625	03/01/36	1,219,827
Illinois Finance Authority Multi-Family Housing RB for Covered Bridges Apartments Project Series 2006 (LIQ-FNMA) (FNMA) (AAA)(b)
10,000,000	4.875	06/01/27	9,182,900
Illinois Finance Authority PCRB for Central Illinois RMK 12/03/01 Series 1993 C-1 (BBB-/Ba1)
10,000,000	5.950	08/15/26	9,824,300
Illinois Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Ba1)(b)
6,050,000	5.500	02/28/14	5,876,184
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB)
2,500,000	5.000	02/15/15	2,401,600
6,000,000	5.375	02/15/25	5,113,560
4,000,000	5.625	02/15/37	3,306,680
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A
22,740,000	6.750	10/01/46	20,494,425
Illinois Finance Authority RB Refunding for Christian Home, Inc. Series 2007 A
4,500,000	5.750	05/15/31	3,885,480
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
5,600,000	5.125	01/01/25	5,096,784
Illinois Finance Authority RB Refunding for Rush University Medical Center Series 2006 B (MBIA) (AA/A2)
5,000,000	5.750	11/01/28	5,108,900
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB)
4,600,000	5.050	08/01/29	3,767,262
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV- Senior Series 2004 A (B1)
6,905,000	5.000	06/01/24	4,845,446
7,760,000	5.125	06/01/35	5,411,436
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV- Subseries Series 2004 B (B3)
2,075,000	5.000	06/01/24	720,191
4,000,000	5.375	06/01/35	1,384,960
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A
1,805,000	6.250	03/01/34	1,677,386
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (A)
1,900,000	5.125	08/15/19	1,916,264
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006
4,750,000	6.000	03/01/36	4,187,790
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2
3,387,000	5.000	03/01/16	3,253,688

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006
$4,200,000	5.750%	03/01/36	$3,530,142

			119,488,956

Indiana — 1.7%
Anderson Indiana Economic Development Revenue Refunding & Improvement RB for Anderson University Project Series 2007 (BBB-)
1,355,000	5.000	10/01/24	1,252,549
2,060,000	5.000	10/01/28	1,840,177
1,500,000	5.000	10/01/32	1,304,325
Delaware County Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
5,000,000	5.125	08/01/29	4,247,150
8,760,000	5.250	08/01/36	7,286,130
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
22,120,000	5.000	02/15/39	19,908,000
Indiana Health & Educational Facilities Financing Authority Hospital RB for Schneck Memorial Hospital Project Series 2006 A (A-)
1,000,000	5.250	02/15/30	947,980
2,550,000	5.250	02/15/36	2,391,161
Indiana Health Facility Financing Authority RB Prerefunded for Community Foundation Series 2001 A (BBB-)(a)
1,135,000	6.375	08/01/11	1,250,441
Indiana Health Facility Financing Authority RB Unrefunded Balance for Community Foundation Series 2001 A (BBB-)
365,000	6.375	08/01/31	366,208
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(c)
10,000,000	6.500	11/15/31	800,000
Jasper County Industrial Economic Development RB Refunding for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,500,000	6.700	04/01/29	2,308,075
Lake County Indiana GO Bonds Series 2007
17,675,000	5.000	01/15/17	17,936,236
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007(g)
2,000,000	5.500	09/01/27	1,778,440
8,750,000	5.700	09/01/37	7,594,300
7,500,000	5.750	09/01/42	6,459,975
9,000,000	5.800	09/01/47	7,728,840

			85,399,987

Iowa — 1.0%
Coralville Iowa COPS Series 2006 D (A2)
2,250,000	5.250	06/01/26	2,229,278
Coralville Iowa Urban Renewal Tax Allocation Series 2007 C (Baa1)
500,000	5.125	06/01/39	465,255
850,000	5.000	06/01/47	759,160
Iowa Finance Authority Health Facilities RB Refunding for Development of Care Initiatives Project Series 2006 A (BBB-)
4,250,000	5.500	07/01/25	3,820,665
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E
1,355,000	5.750	05/15/31	1,178,308

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Iowa — (continued)
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
$8,050,000	5.375%	06/01/38	$6,692,770
13,250,000	5.500	06/01/42	10,866,325
9,620,000	5.625	06/01/46	7,950,545
Tobacco Settlement Authority of Iowa RB for Capital Appreciation Asset Backed Bonds Series 2005 B (BBB/Baa3)
15,340,000	5.600	06/01/34	13,388,445

			47,350,751

Kansas — 0.6%
Labette Hospital RB Refunding and Improvement Series 2007 A
1,400,000	5.750	09/01/29	1,324,596
1,100,000	5.750	09/01/37	1,026,520
Olathe Senior Living Facilities RB Refunding for Aberdeen Village, Inc. Series 2005 A
4,250,000	5.600	05/15/28	3,661,035
Overland Park Transportation Development District Special Assessment for Grass Creek Project Series 2006
735,000	4.850	09/01/16	685,520
1,565,000	5.125	09/01/28	1,335,899
Wyandotte County/Kansas City Unified Government Special Obligation RB Refunding for Sales Tax 2nd Lien Area B Series 2005 (BBB-)
20,600,000	5.000	12/01/20	19,944,920

			27,978,490

Kentucky — 1.4%
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 B (MBIA) (AA/A2)(d)
1,720,000	0.000	10/01/22	785,352
Kentucky Economic Development Finance Authority RB Refunding for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.700	10/01/10	503,575
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AA/A2)(a)
2,250,000	6.000	10/01/13	2,538,292
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare Series 2000 C (MBIA) (AA/A2)
4,500,000	6.000	10/01/18	4,940,325
Louisville & Jefferson County Metropolitan Government Health Systems RB for Norton Healthcare, Inc. Series 2006 (A-)
27,410,000	5.000	10/01/30	24,917,883
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary Healthcare Series 2008 (A+/A3)(h)
35,250,000	6.125	02/01/37	35,449,163
Warren County Kentucky RB Refunding for Community Hospital Corp. Project Series 2007 A (BBB+)
1,000,000	5.000	08/01/26	914,230
1,000,000	4.500	08/01/31	806,380

			70,855,200

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — 1.2%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
$6,260,000	5.000%	11/01/18	$5,601,323
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
4,515,000	4.750	03/01/19	3,904,888
Hodge Utility RB Refunding Series 2003 (AMT) (B-)
6,750,000	7.450	03/01/24	6,669,337
Rapides Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Projects Series 2007 A (AMT) (BBB/Baa3)
7,000,000	4.625	03/01/27	5,330,920
St. John Baptist Parish RB for Marathon Oil Corp. Series 2007 A (BBB+/Baa1)
40,000,000	5.125	06/01/37	35,803,600

			57,310,068

Maryland — 1.6%
Annapolis Maryland Economic Development Corp. RB for St. Johns College Facilities Series 2007 B (BBB+)
2,465,000	5.000	10/01/36	2,202,231
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	578,148
15,155,000	5.875	09/01/39	13,599,036
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004
4,627,000	6.250	09/01/33	4,418,091
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003
3,000,000	6.500	07/01/31	2,975,610
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003
3,750,000	7.000	07/01/33	3,840,000
Frederick County Maryland Educational Facilities Revenue RB for Mount St. Mary’s University Series 2007 (BBB-/Baa3)
1,500,000	4.500	09/01/25	1,292,655
2,590,000	5.000	09/01/30	2,263,116
Maryland Health & Higher Educational Facilities Authority RB for Washington County Hospital Series 2008 (BBB-)
6,000,000	6.000	01/01/43	5,829,960
Maryland State Economic Development Corp. RB for Towson University Project Series 2007 A (BBB-)
1,250,000	5.250	07/01/37	1,083,575
500,000	5.000	07/01/39	412,495
Maryland State Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project Series 2006 (AMT) (BBB)(b)
2,000,000	4.600	04/01/16	1,849,440
Maryland State Health & Higher Educational Facilities Authority RB for Carroll Hospital Center Series 2006 (BBB+/Baa1)
1,000,000	4.500	07/01/26	875,250
1,500,000	5.000	07/01/36	1,306,890
4,000,000	5.000	07/01/40	3,438,920

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Maryland — (continued)
Maryland State Health & Higher Educational Facilities Authority RB for King Farm Presbyterian Community Series 2007 A
$1,000,000	5.300%	01/01/37	$807,970
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A3)
1,000,000	5.750	08/15/16	1,049,240
4,500,000	5.375	08/15/24	4,556,970
10,750,000	5.500	08/15/33	10,676,900
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
4,700,000	4.750	07/01/34	3,980,430
1,000,000	4.500	07/01/35	809,790
Prince Georges County Special Obligation for National Harbor Project RMKT 09/21/05 Series 2004
1,890,000	4.700	07/01/15	1,794,763
4,750,000	5.200	07/01/34	4,052,748
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.250	05/01/34	3,851,000

			77,545,228

Massachusetts — 1.9%
Commonwealth of Massachusetts GO Bonds Consolidated Lien Series 2007 A (FGIC) (AA/Aa2)(f)
10,000,000	2.495	05/01/37	8,321,600
Massachusetts Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
2,235,000	5.625	04/01/19	2,153,691
2,000,000	5.625	04/01/29	1,732,520
Massachusetts Development Finance Agency RB for Linden Pond Inc. Facilities Series 2007 A
2,850,000	5.750	11/15/42	2,424,153
Massachusetts Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (A-/A3)(h)
66,635,000	5.250	07/01/38	62,247,751
Massachusetts Health & Educational Facilities Authority RB for Caregroup Series 2008 E-1 (BBB+/A3)
2,000,000	5.000	07/01/28	1,910,080
3,000,000	5.125	07/01/33	2,865,030
3,500,000	5.125	07/01/38	3,303,615
Massachusetts Health & Educational Facilities Authority RB for Civic Investments Series 2002 B(a)
2,000,000	9.200	12/15/12	2,500,220
Massachusetts Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
7,530,000	5.500	07/01/40	6,714,576
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.625	10/01/24	1,013,280
1,000,000	5.700	10/01/34	1,000,940
Massachusetts State Port Authority Special Facilities RB for Delta Airlines, Inc. Project Series 2001 A (AMBAC) (AA/Aa3)
530,000	5.500	01/01/13	516,851

			96,704,307

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — 0.5%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (BB+/Ba1)
$3,570,000	5.375%	07/01/28	$2,994,409
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (BB+/Ba1)
1,460,000	5.375	07/01/20	1,348,660
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 2003 (BB+/Ba1)
1,650,000	5.500	07/01/08	1,650,000
Michigan State Hospital Finance Authority RB for Chelsea Community Hospital Obligation Series 2005 (BBB)
415,000	5.000	05/15/25	378,302
400,000	5.000	05/15/30	349,844
1,000,000	5.000	05/15/37	850,230
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa3)
1,530,000	5.000	05/15/26	1,380,657
2,000,000	5.000	05/15/34	1,667,880
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (BBB)(d)
296,000,000	0.000	06/01/52	8,868,160
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (BBB-)(d)
70,100,000	0.000	06/01/52	2,013,973
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BB+/Baa3)
3,000,000	5.375	06/01/26	2,493,090
3,500,000	5.500	06/01/35	2,765,490
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1995(c)
3,250,000	6.750	12/01/15	149,311

			26,910,006

Minnesota — 1.5%
Aitkin Health Care Facilities RB Refunding for Riverwood Health Care Center Series 2006
700,000	5.500	02/01/24	654,108
1,380,000	5.600	02/01/32	1,219,051
Becker PCRB for Northern States Power Converted 08/27/02 Series 2000 A (A/A2)
10,000,000	8.500	04/01/30	11,442,200
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.250	06/15/32	7,718,550
Meeker County Minnesota Hospital Facilities RB for Memorial Hospital Project Series 2007
1,300,000	5.750	11/01/37	1,174,407
Minneapolis Minnesota Tax Allocation for Grant Park Project Series 2006
715,000	5.000	02/01/16	690,483
420,000	5.200	02/01/22	386,874
St. Paul Housing & Redevelopment Authority RB for Healthpartners Obligation Group Project Series 2006 (BBB/Baa1)
42,490,000	5.250	05/15/36	38,040,447

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Minnesota — (continued)
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2005 A (BB)
$2,700,000	5.750%	05/01/25	$2,626,047
St. Paul Port Authority Lease RB for Regions Hospital Package Ramp Project Series 2007-1
475,000	5.000	08/01/21	427,961
1,375,000	5.000	08/01/36	1,080,874
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A
4,260,000	5.550	12/01/27	3,922,608
7,500,000	5.625	06/01/37	6,711,225

			76,094,835

Mississippi — 0.2%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.250	09/01/23	987,380
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB+)
3,000,000	5.250	12/01/21	2,910,000
1,825,000	5.250	12/01/26	1,679,310
Warren County RB Gulf Opportunity Zone for International Paper Co. Series 2006 A (BBB/Baa3)
4,800,000	4.800	08/01/30	3,772,128

			9,348,818

Missouri — 1.2%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A
1,135,000	6.000	07/01/37	994,907
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B
11,000,000	6.000	07/01/25	9,885,370
5,000,000	6.000	07/01/37	4,257,650
Clinton County IDA RB Refunding for Cameron Regional Medical Center Series 2007
1,250,000	5.000	12/01/32	991,200
1,475,000	5.000	12/01/37	1,142,166
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A
260,000	5.250	10/01/21	248,503
385,000	5.400	10/01/26	355,940
Jennings Missouri Tax Increment RB Refunding for Northland Redevelopment Area Project Series 2006
1,000,000	5.000	11/01/23	911,820
Joplin IDA RB Refunding for Christian Homes, Inc. Series 2007 F
1,500,000	5.750	05/15/31	1,326,330
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
2,150,000	5.500	01/01/09	2,154,966
1,000,000	6.250	01/01/24	981,540
2,500,000	6.500	01/01/35	2,487,475

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
$1,280,000	6.250%	01/01/30	$1,265,101
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
3,230,000	4.750	06/01/25	2,903,802
20,960,000	5.000	06/01/35	18,673,474
Missouri State Health & Educational Facilities Authority RB for SSM Health Care Series 2008 A (AA-)
8,000,000	5.000	06/01/36	7,645,040
Osage Beach Tax Allocation for Prewitts PT Project Series 2006
1,500,000	5.000	05/01/23	1,330,950
St. Louis County Missouri IDA RB Refunding for Ranker Jordan Project Series 2007
770,000	5.000	11/15/22	693,069
675,000	5.000	11/15/27	585,036
1,300,000	5.000	11/15/35	1,057,667
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007
1,250,000	5.750	04/01/27	1,105,913
Strother Interchange Transportation Development District Lees Summit RB Series 2006
675,000	5.000	05/01/24	597,740

			61,595,659

Montana — 0.0%
Flathead Municipal Airport Authority RB Refunding for Glacier Park International Airport Series 2007 A
1,000,000	5.000	06/01/20	933,460
Montana Facility Finance Authority Hospital Facilities RB for St. Peters Hospital Project Series 2007 (A3)
500,000	4.375	06/01/36	407,380

			1,340,840

Nebraska — 0.7%
Douglas County Hospital Authority No 3. RB Refunding for Health Facilities Methodist Health Series 2008 (A-)
12,500,000	5.500	11/01/38	11,947,625
Douglas County Hospital Authority No. 3 RB for ROLS-RR-II-R-11481 Series 2008 (BHAC-CR) (AAA)(e)
17,645,000	17.458	11/01/48	20,481,787

			32,429,412

Nevada — 1.2%
Clark County Improvement District No. 142-Local Improvement Special Assessment Series 2003
1,440,000	5.800	08/01/15	1,408,119
4,910,000	6.100	08/01/18	4,830,065
3,920,000	6.375	08/01/23	3,803,576
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT) (BB+)
13,380,000	5.600	10/01/30	11,321,353
Clark County Industrial Development RB Refunding for Nevada Power Co. Project Series 1995 C (BB+)
710,000	5.500	10/01/30	607,015
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3)(b)
4,835,000	5.450	03/01/13	4,838,530

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Nevada — (continued)
Clark County Nevada Industrial Development RB Refunding for Southwest Gas Corp. Project Series 2004 B (FGIC) (BBB-/Baa3)
$17,720,000	5.000%	12/01/33	$14,622,012
Director of the State of Nevada Department of Business & Industry RB for Las Vegas Monorail Project Series 2000 2nd Tier
3,000,000	7.250	01/01/23	906,720
1,250,000	7.375	01/01/30	377,725
16,000,000	7.375	01/01/40	4,834,560
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
1,035,000	4.900	03/01/17	834,344
1,510,000	5.000	03/01/20	1,143,916
800,000	5.100	03/01/22	591,960
3,495,000	5.125	03/01/25	2,492,634
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
1,385,000	5.000	09/01/25	1,105,950
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,300,000	5.900	06/01/17	1,182,987
1,335,000	5.900	06/01/18	1,196,854
490,000	6.000	06/01/19	436,183
4,875,000	6.250	06/01/24	4,248,563

			60,783,066

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-)
1,000,000	5.500	07/01/25	959,510
1,400,000	5.875	07/01/34	1,342,488
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
1,050,000	5.250	06/01/26	976,185
2,050,000	5.250	06/01/36	1,761,544

			5,039,727

New Jersey — 1.8%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A
825,000	5.000	01/01/15	796,183
710,000	5.750	01/01/25	662,714
1,230,000	5.875	01/01/37	1,098,845
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.250	11/01/20	1,509,420
New Jersey Economic Development Authority Retirement RB for Seabrook Village, Inc. Series 2000 A (AAA)(a)
2,500,000	8.000	11/15/10	2,806,675
New Jersey Economic Development Authority Retirement RB Refunding for Seabrook Village, Inc. Series 2006
1,000,000	5.250	11/15/26	877,710
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
7,500,000	5.500	04/01/28	4,861,125

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
$17,405,000	6.625%	09/15/12	$16,153,755
19,520,000	6.250	09/15/19	16,016,550
4,060,000	6.400	09/15/23	3,242,478
35,135,000	6.250	09/15/29	26,453,142
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Ba1)
820,000	6.500	07/01/21	837,818
500,000	6.625	07/01/31	502,625
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (A3)(a)
2,000,000	6.000	07/01/12	2,192,700
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB-/Baa2)
1,500,000	6.875	07/01/30	1,524,315
New Jersey State Educational Facilities Authority RB Refunding for Fairleigh Dickinson Series 2004 C (BBB-)
1,000,000	5.500	07/01/23	988,940
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(d)
164,600,000	0.000	06/01/41	11,395,258

			91,920,253

New Mexico — 0.7%
Farmington New Mexico PCRB Refunding for San Juan Project-RMKT 04/01/06 Series 2003 A (BB+/Baa3)
13,120,000	4.875	04/01/33	10,622,477
Farmington New Mexico PCRB Refunding for San Juan Project-RMKT 04/01/06 Series 2003 B (BB+/Baa3)(f)
19,725,000	4.875	04/01/33	16,116,903
Farmington New Mexico PCRB Refunding RMKT 12/01/97 Series 1997 B (BB+/Baa3)
1,325,000	5.800	04/01/22	1,297,864
Mariposa East Public Improvement District GO Bonds Series 2006
500,000	5.500	09/01/16	490,640
1,000,000	6.000	09/01/32	908,920
New Mexico Mortgage Financial Authority RB for Sunset View Senior Apartments Series 2006A (FNMA) (AAA)(b)
8,310,000	4.700	08/01/28	7,477,338

			36,914,142

New York — 0.5%
Nassau County Industrial Development Agency Civic Facility RB Refunding for North Shore Health Systems Projects Series 2001 A (A-/A3)
400,000	6.250	11/01/21	417,236
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (B/B2)
985,000	6.375	07/01/31	962,483
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Series 2002 C (B/B2)
1,450,000	6.450	07/01/32	1,427,409

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Industrial Development Agency RB for American Airlines, Inc. Project Series 1994 (AMT) (CCC+/Caa1)
$4,000,000	6.900%	08/01/24	$2,061,200
New York City Industrial Development Agency RB for Continental Airlines, Inc. Series 2003 (CCC+)
595,000	7.250	11/01/08	591,894
4,055,000	8.000	11/01/12	3,899,450
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa1)
14,010,000	5.400	07/01/20	7,218,232
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (Baa2)
1,000,000	5.250	07/01/24	991,460
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A-/A3)
5,570,000	5.000	05/01/18	5,662,685

			23,232,049

North Carolina — 1.3%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT)
6,760,000	5.600	07/01/27	4,756,674
Columbus County North Carolina Industrial Facilities & Pollution Control Financing Authority RB Refunding for International Paper Co. Projects Series 2007 A (AMT) (BBB/Baa3)
13,500,000	4.625	03/01/27	10,281,060
Gaston County North Carolina Industrial Facilities & Pollution Control Financing Authority RB for National Gypsum Co. Project Series 2005 (AMT)
18,000,000	5.750	08/01/35	14,284,260
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 D (BBB/Baa1)
3,400,000	5.125	01/01/23	3,336,964
North Carolina Medical Care Commission Health Care Facilities RB Refunding for First Mortgage Salemtowne Series 2006
1,100,000	5.100	10/01/30	943,096
North Carolina Medical Care Commission Retirement Facilities RB Refunding for First Mortgage Givens Estates Series 2007 (BBB-)
9,800,000	5.000	07/01/33	8,891,834
North Carolina Medical Care Commission Retirement Facilities RB Refunding for First Mortgage United Methodist Church Series 2005 C
5,000,000	5.250	10/01/24	4,871,650
1,600,000	5.500	10/01/32	1,526,176
North Carolina Medical Care Community Health Care Facilities RB for First Mortgage Presbyterian Homes Series 2006
1,650,000	5.600	10/01/36	1,575,635
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (A)
2,505,000	5.500	10/01/13	2,666,397
North Carolina Medical Care Community Retirement Facilities RB Refunding First Mortgage for United Church Project Series 2005 A
2,750,000	5.250	09/01/21	2,526,315

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Medical Care Community Retirement Facilities RB Refunding First Mortgage for United Church Project Series 2005B(b)
$1,500,000	4.300%	09/01/08	$1,498,785
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AA/A2)
1,000,000	5.500	01/01/14	1,088,750
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (A-/A2)
5,000,000	6.500	01/01/20	5,210,400
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (A-/A2)
2,550,000	5.500	01/01/13	2,700,552

			66,158,548

North Dakota — 0.1%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
2,100,000	5.125	07/01/25	1,958,838
1,500,000	5.125	07/01/29	1,344,480

			3,303,318

Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
22,900,000	5.875	06/01/30	20,410,312
42,520,000	6.500	06/01/47	39,004,021
Buckeye Tobacco Settlement Financing Authority RB for Capital Appreciation Asset Backed Bonds 1st Subseries 2007 B (BBB+)(d)
41,800,000	0.000	06/01/47	1,997,622
Cleveland Airport Special RB for Continental Airlines, Inc. Series 1998 (B-/B3)
28,040,000	5.375	09/15/27	18,978,593
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (B-/B3)
1,515,000	5.500	12/01/08	1,499,517
Cleveland-Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT) (BBB+)
740,000	5.000	05/15/20	672,527
Cleveland-Cuyahoga County Port Authority RB for Perrysburg Project Series 2006 (BBB+)
1,020,000	4.800	11/15/35	844,254
Coshocton County Environmental RB Refunding for Smurfit Stone Container Series 2005 (B-)(g)
3,000,000	5.125	08/01/13	2,636,460
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB)
15,540,000	5.000	01/01/27	13,659,971
15,000,000	5.000	01/01/37	12,393,900
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A
1,000,000	5.000	12/01/22	878,870
1,000,000	5.000	12/01/32	813,410
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.250	12/01/36	2,321,950

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — (continued)
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Preston Series 2006 B (AMT) (BBB+)
$2,040,000	4.800%	11/15/35	$1,688,508

			117,799,915

Oklahoma — 2.3%
Norman Regional Hospital Authority RB Refunding and Improvement Series 2007 (BBB)
29,645,000	5.125	09/01/37	25,333,431
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
4,725,000	5.000	12/01/27	4,262,375
Tulsa Municipal Airport Trust RB for American Airlines Project Series 1995 (B/Caa1)
34,385,000	6.250	06/01/20	27,621,127
Tulsa Municipal Airport Trust RB Variable Refunding RMKT 12/01/04 Series 2000 A (B/Caa1)(b)
18,805,000	7.750	12/01/14	17,563,870
Tulsa Municipal Airport Trust Trustees RB Refunding for American Airlines Series 2001 B (B/Caa1)(b)
36,355,000	5.650	12/01/08	35,887,838
Weatherford Hospital Authority RB Series 2006
2,200,000	6.000	05/01/25	2,138,554
1,365,000	6.000	05/01/31	1,268,945

			114,076,140

Oregon — 0.5%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007
4,750,000	5.500	03/01/37	4,185,747
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project Converted 05/03/04 Series 2002 (AMT) (BBB)
18,000,000	5.250	07/01/29	15,387,120
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (B/B2)
195,000	6.350	08/01/25	178,131
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C
2,545,000	7.000	12/01/34	2,579,383

			22,330,381

Pennsylvania — 6.4%
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (AAA/Ba3)(a)
190,000	9.250	11/15/10	215,623
Allegheny County Hospital Development Authority RB for Health Systems Series 2007 A (BB/Ba2)
136,950,000	5.375	11/15/40	112,601,659
Allegheny County Hospital Development Authority RB for Ohio Valley General Hospital Project Series 2005 A (Baa2)
2,300,000	5.000	04/01/25	2,095,162
4,130,000	5.125	04/01/35	3,543,829
Allegheny County Hospital Development Authority RB for West Pennsylvania Health Systems Series 2007 A (BB/Ba2)
103,405,000	5.000	11/15/28	85,613,136

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Allegheny County IDA RB Refunding for Environmental Improvement Series 2005 (BB+/Baa3)
$13,750,000	5.500%	11/01/16	$13,915,550
Allegheny County Redevelopment Authority Tax Allocation for Pittsburgh Mills Project Series 2004
2,860,000	5.100	07/01/14	2,852,850
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB-/B1)
7,265,000	6.000	11/15/16	7,157,115
Bucks County IDA Retirement Community RB for Ann’s Choice, Inc. Facilities Series 2005 A
3,000,000	6.250	01/01/35	2,947,410
Chester Economic Development Authority RB Guaranteed Series 2004
8,635,000	7.000	03/01/19	8,713,924
Cumberland County Municipal Authority Retirement Community RB Unrefunded Balance Wesley Series 2002 A(a)
1,390,000	7.250	01/01/13	1,615,041
Delaware County IDA RB Refunding for Residential Recovery Facilities Series 1997 A (BB+/Ba1)
32,100,000	6.100	07/01/13	32,226,153
Fulton County IDA RB for Medical Center Project Series 2006
1,500,000	5.875	07/01/31	1,347,795
2,000,000	5.900	07/01/40	1,759,180
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 A
2,000,000	5.400	09/01/16	1,982,040
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 B
3,000,000	6.000	09/01/36	2,857,110
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)(a)
1,550,000	5.375	11/15/14	1,700,598
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005
1,720,000	5.125	02/01/12	1,702,525
1,775,000	5.300	02/01/13	1,754,374
2,000,000	6.125	02/01/28	1,826,760
Pennsylvania State Higher Educational Facilities Authority RB for Edinboro University Series 2008 (BBB-/Baa3)
3,500,000	5.875	07/01/38	3,373,545
2,500,000	6.000	07/01/42	2,408,925
Pennsylvania State Higher Educational Facilities Authority RB for La Salle University Series 2007 A (BBB)
2,190,000	5.250	05/01/27	2,121,125
Philadelphia Authority for Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-)
3,000,000	5.250	09/01/26	2,756,010
3,000,000	5.250	09/01/31	2,641,800
2,000,000	5.250	09/01/36	1,717,600
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.150	07/01/14	500,235
4,825,000	6.200	07/01/17	4,717,933
6,840,000	6.250	07/01/20	6,518,657

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)(a)
$2,275,000	5.375%	11/15/14	$2,509,644

			317,693,308

Puerto Rico — 0.8%
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2004 A (BBB-/Baa3)
4,000,000	5.250	07/01/20	4,059,520
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (BBB-/Baa3)
1,755,000	5.250	07/01/26	1,748,928
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (AA/Aa3)(f)
38,025,000	2.337	10/01/08	25,261,148
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority RB for Ana G Mendez University System Project Series 2006 (BBB-)
1,490,000	5.000	03/01/21	1,414,740
6,285,000	5.000	03/01/36	5,468,579
Puerto Rico Public Buildings Authority RB Guaranteed Prerefunded for Government Facilities Series 2004-I (COMWLTH GTD) (Baa3)(a)
295,000	5.250	07/01/14	316,921

			38,269,836

Rhode Island — 1.1%
Rhode Island Housing & Mortgage Finance Corp. RB Series 2007 A-1 (AMT) (FSA) (AAA/Aaa)
5,370,000	4.900	10/01/37	4,726,137
Rhode Island Industrial Facilities Corp. Solid Waste Disposal RB for Waste Management, Inc. Series 2004 A (AMT) (BBB)(b)
3,000,000	4.625	04/01/16	2,778,780
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 A (BBB)(d)
564,000,000	0.000	06/01/52	16,897,440
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 B (BBB-)(d)
85,300,000	0.000	06/01/52	2,349,162
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
6,015,000	6.000	06/01/23	5,789,257
7,500,000	6.125	06/01/32	6,996,450
14,540,000	6.250	06/01/42	13,502,571

			53,039,797

South Carolina — 1.0%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (CCC)(d)
15,000,000	0.000	01/01/33	2,130,300
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (BBB-/Baa2)
6,350,000	6.125	10/01/17	6,509,829

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
$4,366,000	6.875%	11/01/35	$3,847,276
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
2,668,000	6.125	11/01/14	2,568,377
Lancaster County Special Assessment Revenue for Edenmoor Improvement District Series 2006 A
5,000,000	5.750	12/01/37	4,181,750
South Carolina Jobs Economic Development Authority RB Refunding for Episcopal Church Series 2007 (AA)
4,000,000	5.000	04/01/24	3,672,200
Tobacco Settlement Revenue Management Authority RB Series 2001 B (ETM) (BBB/Baa3)
350,000	6.375	05/15/30	370,639
Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)(a)
16,005,000	6.000	05/15/11	16,820,135
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
11,430,000	5.700	01/01/24	10,237,051

			50,337,557

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
4,000,000	5.500	07/01/35	3,944,640
2,700,000	5.250	07/01/38	2,552,229

			6,496,869

Tennessee — 2.3%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A
1,675,000	5.125	04/01/23	1,480,248
Chattanooga Health Educational & Housing Facilities Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-)
835,000	5.000	10/01/15	817,081
5,000,000	5.000	10/01/25	4,461,950
14,500,000	5.125	10/01/35	12,528,870
Elizabethton Health & Educational Facilities Board RB Refunding and Improvement Hospital for First Mortgage Hospital Series 2000 B (BBB+/Baa1)(a)
12,000,000	8.000	07/01/12	14,360,160
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.250	02/15/32	924,680
Knox County Health Educational & Housing Facilities Board RB for University Health Systems, Inc. Series 2007 (BBB+)
50,845,000	5.250	04/01/36	47,536,007
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT)(b)
9,080,000	5.750	04/01/25	8,295,216
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 B(f)
1,840,000	2.900	04/01/42	1,757,807

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Prerefunded Series 2002(a)
$935,000	6.000%	09/01/12	$1,030,445
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Refunded Balance Series 2002 (AAA)(a)
1,565,000	6.000	09/01/12	1,724,755
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A
2,000,000	5.625	09/01/26	1,888,000
Sullivan County Tennessee Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
21,870,000	5.250	09/01/36	19,489,013

			116,294,232

Texas — 6.8%
Alliance Airport Authority Special Facilities RB for American Airlines, Inc. Project Series 1991 (AMT) (CCC+/Caa1)
15,845,000	7.000	12/01/11	10,423,950
Alliance Airport Authority Special Facilities RB for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
27,460,000	4.850	04/01/21	24,607,181
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (CCC+)
47,750,000	5.250	12/01/29	20,785,575
Austin Texas Convention Enterprises, Inc. RB for Third Tier Series 2001 C-2
10,010,000	9.750	01/01/26	9,505,796
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002(a)
1,200,000	6.125	07/01/12	1,329,288
1,000,000	6.300	07/01/12	1,114,220
Bexar County Health Facilities Development Corp. RB Refunding for Army Retirement Residence Project Series 2007 (BBB)
1,000,000	5.000	07/01/27	889,630
760,000	5.000	07/01/33	643,173
1,740,000	5.000	07/01/37	1,452,447
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CCC/Caa1)
17,990,000	5.000	03/01/41	11,574,946
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CCC/Caa1)
9,275,000	6.750	10/01/38	7,645,846
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)
6,250,000	5.375	04/01/19	5,995,812
Dallas County Flood Control District GO Bonds Refunding Series 2002(g)
6,000,000	7.250	04/01/32	6,205,020
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa1)
42,000,000	6.000	11/01/14	24,856,860

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (AMT) (GTY AGMT) (CCC+/Caa1)
$53,395,000	6.375%	05/01/35	$26,775,991
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for Delta Airlines, Inc. Series 1991(c)
3,250,000	7.625	11/01/21	427,050
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2007 (CCC+)
15,450,000	5.500	11/01/30	7,201,554
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding RMKT 07/01/05 for American Airlines, Inc. Series 2000 Subseries A-2 (AMT) (CCC+/Caa1)(b)
5,020,000	9.000	05/01/15	2,972,744
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding RMKT 07/01/05 Series 2000 Subseries A-3 (AMT) (CCC+/Caa1)
25,545,000	9.125	05/01/29	14,985,974
Guadalupe-Blanco River Authority RB for Regional Raw Water Delivery Project Series 2007 A (MBIA) (AA/A2)
5,000,000	5.000	05/15/39	4,846,800
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,500,000	6.650	04/01/32	1,520,565
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare Systems Series 2004 A (A/A2)
2,595,000	5.000	12/01/20	2,607,586
435,000	5.000	12/01/21	435,691
1,000,000	5.125	12/01/23	1,001,310
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/B3)
1,000,000	5.700	07/15/29	692,270
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 C (AMT) (B-/B3)
4,730,000	5.700	07/15/29	3,274,437
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/B3)
3,400,000	6.750	07/01/21	2,841,244
31,310,000	6.750	07/01/29	24,641,909
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A (AAA)(a)
1,500,000	7.125	02/15/14	1,762,185
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
1,500,000	5.000	02/15/15	1,488,255
2,025,000	5.500	02/15/25	1,895,036
3,250,000	5.625	02/15/35	2,884,472
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B+/Ba3)
4,200,000	7.200	01/01/21	4,238,892
5,000,000	7.250	01/01/31	5,036,050
Port Corpus Christi Authority of Nueces County Texas RB for Celanese Project Series 2002 B (AMT) (B+/B1)
12,000,000	6.700	11/01/30	11,333,040

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Port Corpus Christi Industrial Development Corp. RB Refunding for Valerio CONV 3/17/98 Series 1997 C (BBB/Baa3)
$4,835,000	5.400%	04/01/18	$4,798,447
Red River Authority PCRB for Celanese Project Series 2002 B (AMT) (B+/B1)
7,450,000	6.700	11/01/30	7,035,929
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (CCC)
5,950,000	5.200	05/01/28	4,311,132
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (CCC/Caa1)
7,110,000	6.450	06/01/21	6,196,010
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2001 A (CCC/Caa1)(b)
16,265,000	5.500	11/01/11	15,270,721
San Leanna Educational Facilities Corp. RB Refunding for Saint Edwards University Project Series 2007 (BBB+/Baa2)
2,100,000	5.125	06/01/36	1,898,925
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
6,075,000	5.125	05/15/37	5,201,962
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A/A1)(h)
20,000,000	6.250	12/15/26	19,155,800
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (BBB/Baa3)
2,000,000	6.750	05/15/21	2,068,980
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
8,650,000	5.000	07/01/20	8,093,286
5,850,000	5.000	07/01/23	5,363,514
Travis County Health Facilities Development Corp. Retirement Facilities RB for Querencia Barton Creek Project Series 2005
1,600,000	5.650	11/15/35	1,385,056
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.000	06/01/17	4,541,266

			335,213,827

U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,250,000	5.250	10/01/16	1,275,213
1,000,000	5.250	10/01/18	1,008,390
1,000,000	5.250	10/01/19	1,007,320
1,720,000	5.250	10/01/20	1,723,474
1,000,000	5.250	10/01/21	994,260
500,000	5.250	10/01/22	493,055
500,000	5.250	10/01/23	491,215

			6,992,927

Utah — 0.4%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A
2,800,000	7.100	08/15/23	2,863,056

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Utah — (continued)
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (AMT) (BBB/Baa2)
$18,235,000	5.700%	11/01/26	$17,768,366

			20,631,422

Vermont — 0.1%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A
1,500,000	5.250	05/01/26	1,310,775
2,390,000	5.375	05/01/36	1,992,901

			3,303,676

Virginia — 1.1%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007
1,100,000	5.000	01/01/24	988,988
2,250,000	5.000	01/01/31	1,907,910
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
320,000	5.600	12/01/25	268,502
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.750	03/01/34	4,981,250
Fairfax County Economic Development Authority RB for Goodwin House, Inc. Series 2007 (BBB)
8,000,000	5.125	10/01/42	6,965,920
Goochland County IDA RB Refunding for Nekoosa Packaging Corp. Series 1998 (AMT) (B2)
560,000	5.650	12/01/25	472,629
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/B2)
3,750,000	5.875	03/01/17	3,596,250
James City County Economic Development Authority Residential Care Facilities RB for Williamsburg Landing Series 2005 A
750,000	5.350	09/01/26	683,317
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB+)(a)
1,000,000	6.100	06/01/12	1,108,770
Loudoun County IDA Residential Care Facility RB Refunding for Falcons Landing Series 2004 A
1,750,000	6.000	08/01/24	1,742,755
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.000	01/01/25	472,035
1,100,000	6.125	01/01/35	1,008,612
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006
725,000	5.150	09/01/24	665,253
1,000,000	5.300	09/01/31	872,330
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Subseries 2007 C1 (BBB)(d)
137,195,000	0.000	06/01/47	6,857,006
Tobacco Settlement Financing Corp. RB Senior Series 2007 B1 (BBB/Baa3)
22,275,000	5.000	06/01/47	16,823,194

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — (continued)
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
$2,000,000	5.000%	11/01/22	$1,851,080
1,000,000	5.250	11/01/26	918,670
1,000,000	5.375	11/01/32	893,520

			53,077,991

Washington — 0.4%
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005 (Baa2)
600,000	5.500	12/01/15	619,110
1,175,000	5.375	12/01/22	1,136,625
1,500,000	5.500	12/01/30	1,390,740
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2007 (Baa2)
1,510,000	5.750	12/01/28	1,455,504
2,000,000	5.750	12/01/32	1,906,720
Terrace Heights Sewer District RB for Refunding and Improvement Series 2006
680,000	4.750	01/01/29	621,758
1,075,000	5.000	01/01/33	1,018,348
Tobacco Settlement Authority RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
12,455,000	6.500	06/01/26	12,605,207
Washington State Health Care Facilities Authority RB for Veterans Administration Mason Medical Series 2007 B (ACA) (BBB)
1,290,000	6.000	08/15/37	1,260,407

			22,014,419

West Virginia — 0.4%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (BBB+)
9,110,000	5.250	07/01/20	9,243,006
9,500,000	5.250	07/01/25	9,332,420
405,000	5.250	07/01/35	381,097
Ohio County Commission Sewage System Tax Allocation for Fort Henry Centre Financing District Series 2007 A
1,000,000	5.850	06/01/34	992,030

			19,948,553

Wisconsin — 2.5%
Badger Tobacco Asset Securitization Corp. RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
4,410,000	6.125	06/01/27	4,348,348
16,250,000	6.375	06/01/32	15,960,425
Superior Utility RB for Superior Water, Light & Power Project Series 2007 B (A3)
5,630,000	5.750	11/01/37	5,072,574
Superior Utility RB Refunding for Superior Water, Light & Power Project Series 2007 A (A3)
5,845,000	5.375	11/01/21	5,605,647
Wisconsin State Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.625	02/15/20	1,506,675
Wisconsin State Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals, Inc. Series 2004 A
2,500,000	6.750	08/15/34	2,522,125

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
$2,750,000	6.100%	05/01/34	$2,780,553
Wisconsin State Health & Educational Facilities Authority RB for ROLS-RR-II-R-11405 Series 2008 (AA)(e)
5,000,000	14.593	11/15/30	4,322,600
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
5,825,000	5.125	05/15/29	5,216,113
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
1,400,000	5.000	05/15/36	1,173,508
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
3,000,000	5.100	03/01/25	2,723,670
3,800,000	5.250	03/01/35	3,283,124
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
11,365,000	5.250	08/15/21	10,590,703
9,700,000	5.250	08/15/23	8,885,394
7,565,000	5.250	08/15/24	6,860,698
9,715,000	5.250	08/15/25	8,753,798
24,515,000	5.250	08/15/31	21,120,163
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services Series 2003 A (A-/Baa1)
6,635,000	5.250	08/15/25	5,978,533
1,585,000	5.125	08/15/33	1,332,399
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006
1,275,000	5.650	08/01/21	1,196,434
2,385,000	5.800	08/01/29	2,119,788
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (A-/Baa1)
5,970,000	5.125	08/15/30	5,064,888

			126,418,160

Wyoming — 0.2%
Sweetwater County Solid Waste Disposal RB Refunding for FMC Corp. Project Series 2005 (AMT) (BBB/Baa2)
11,750,000	5.600	12/01/35	10,514,017

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$4,535,364,143

Other Municipals — 1.4%
Charter Mac Equity Issuer Trust Series 2004 A-4-1 (AMT) (Aaa)(b)(g)
$9,000,000	5.750%	04/30/15	$9,438,570
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (A3)(b)(g)
8,000,000	5.125	09/30/15	7,892,400
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(b)(g)
4,000,000	7.750	11/01/10	4,250,240
4,000,000	5.200	09/30/14	3,968,160
8,000,000	5.300	09/30/15	7,909,440

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2)(b)(g)
$3,000,000	5.400%	09/30/14	$2,999,730
3,000,000	5.800	09/30/19	2,980,140
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa3)(b)(g)
6,000,000	5.900	09/30/20	5,669,580
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (A3)(b)(g)
4,000,000	4.950	09/30/12	4,010,320
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (Baa2)(b)(g)
3,000,000	5.500	09/30/15	3,001,500
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)(b)(g)
6,000,000	4.900	09/30/14	5,932,920
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)(b)(g)
5,000,000	4.700	09/30/09	5,021,800
Tax Exempt Municipal Infrastructure Improvement LOC-Compass Bank Trust Certificates RB Series 2005 A Class A (Aa3)(g)
8,517,000	4.050	05/04/10	8,597,400

TOTAL OTHER MUNICIPALS			$71,672,200

Shares	Description	Value
Common Stocks — 0.0%
Capital Goods — 0.0%
164,651	Delta Air Lines, Inc.(i)	$938,511
108,031	Northwest Airlines Corp.(i)	719,487
247	UAL Corp.	1,289

TOTAL COMMON STOCKS		$1,659,287

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — 8.2%
Municipal Debt Obligations — 1.0%
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority VRDN RB for University of New Hampshire RMKT 04/01/08 Series 2005 B (A1/VMIG1)(f)
$30,000,000	2.900%	07/01/08	$30,000,000

New York — 0.4%
New York City VRDN GO Bonds Subseries 1993 A-4 (LOC - Westdeutsche Landesbank ) (A-1+/VMIG1)(f)
20,000,000	1.600	07/01/08	20,000,000

			$50,000,000

Shares	Rate	Value
Investment Companies — 7.2%
JP Morgan Tax Free Money Market Fund — Institutional Shares
160,850,000	1.675%	$160,850,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Shares	Rate	Value
Investment Companies — (continued)
Morgan Stanley Institutional Liquidity Fund — Tax-Exempt Portfolio-Institutional Shares
198,100,000	1.544%	$198,100,000

		$358,950,000

TOTAL SHORT-TERM INVESTMENTS		$408,950,000

TOTAL INVESTMENTS — 101.0%		$5,017,645,630

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(50,699,531)

NET ASSETS — 100.0%		$4,966,946,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.
(c) Security is currently in default.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e) Inverse variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(f) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2008.
(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $104,075,235, which represents approximately 2.1% of net assets as of June 30, 2008.
(h) When-issued security.
(i) Non-income producing security.
Security ratings disclosed, if any, are issued by Standard & Poor’s /Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BANS	— Bond Anticipation Notes
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp.- Insured Custodial Receipts
CA MTG INS	— Insured by California Mortgage Insurance
CIFG	— Insured by CIFC Assurance North America, Inc.
COMWLTH GTD	— Commonwealth Guaranteed
CONV	— Converted
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranteed Agreement
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investor Assurance
PCRB	— Pollution Control Revenue Bond
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$5,667,323,900

Gross unrealized gain	35,351,295
Gross unrealized loss	(685,029,565)

Net unrealized security loss	$(649,678,270)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 95.9%
Alabama — 1.3%
Alabama Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa2)
$1,150,000	5.750%	08/01/19	$1,195,460
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
1,780,000	5.750	12/01/36	1,666,739
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.550	08/01/21	1,043,660
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	577,426
100,000	5.000	11/15/21	96,867
Jefferson County RB Limited Obligation Series 2004 A (A/Baa2)
500,000	5.000	01/01/09	486,355
Mobile Water & Sewer Commissioners RB Series 2002 (FGIC) (A+/A2)
1,000,000	5.250	01/01/18	1,033,470
Puttable Floating Option Tax-Exempt Receipts (RITES) 1511 Series 2007(a)
2,740,000	11.584	10/01/38	1,953,291
Tuscaloosa Alabama GO Bonds Warrants Series 2000 (AA/Aa3)(b)
1,000,000	5.650	01/01/10	1,054,350

			9,107,618

Alaska — 1.4%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AA/Aa2)
4,000,000	5.250	12/01/34	4,027,920
Alaska State Housing Finance Corp. RB for General Mortgage Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.000	06/01/49	2,523,391
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AA/A2)(b)
1,000,000	5.125	05/01/14	1,084,950
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (AAA/Aaa)(b)
1,500,000	5.500	06/01/11	1,586,985

			9,223,246

Arizona — 1.8%
Arizona Health Facilities Authority Adjustable RB for Phoenix Children’s Hospital Series 2007 A(c)(d)
4,000,000	2.550	02/02/15	3,829,160
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AA/Aa3)(b)
3,410,000	5.750	07/01/14	3,811,868
Maricopa County Arizona Unified School District No. 41 Gilbert GO Bonds Pre-refunded Series 1995 (FSA-CR) (AAA/Aaa)(b)
2,304,000	6.250	07/01/08	2,304,000
Maricopa County Arizona Unified School District No. 41 Gilbert GO Bonds Unrefunded Balance Series 1995 (FSA-CR) (AAA/Aaa)
196,000	6.250	07/01/15	199,152
Northern Arizona University RB Series 2003 (FGIC) (A+/A2)(b)
1,235,000	5.500	06/01/14	1,362,353

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — (continued)
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
$500,000	5.000%	01/01/26	$460,525

			11,967,058

Arkansas — 0.7%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB/Baa1)(b)
4,000,000	7.250	02/01/10	4,274,000
Paragould Arkansas Sales and Use Tax RB Series 2001 (AMBAC) (AA/Aa3)
485,000	5.100	06/01/18	493,851

			4,767,851

California — 15.8%
Abag Finance Authority RB for Non-Profit Corps. RB for San Diego Hospital Association Series 2001 A (A-/Baa1)
275,000	6.125	08/15/20	283,819
Bay Area Infrastructure Financing Authority RB for State Payment Acceleration Notes Series 2006 (FGIC) (A/A3)
7,500,000	5.000	08/01/17	7,749,525
California County Tobacco Securitization Agency RB Capital Appreciation for Stanislaus Subseries 2006 A (BBB)(e)
5,175,000	0.000	06/01/46	259,733
California County Tobacco Securitization Agency RB Capital Appreciation for Stanislaus Subseries 2006 B (BBB-)(e)
450,000	0.000	06/01/46	21,384
California Housing Finance Agency RB for Home Mortgage AMT Series 2006 I (AA-/Aa2)
2,425,000	4.800	08/01/36	2,127,162
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AA/Aa3)
1,000,000	5.750	09/01/23	1,092,880
California Pollution Control Financing Authority Solid Waste Disposal PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (BBB)(c)
2,500,000	5.100	06/01/10	2,483,225
California State GO Bonds Prerefunded Series 2000 (FGIC) (AAA/Aaa)(b)
1,205,000	5.250	09/01/10	1,272,167
California State GO Bonds Refunded Balance Series 2000 (FGIC) (AAA/Aaa)(b)
75,000	5.250	09/01/10	79,181
California State GO Bonds Series 2003 (A+/A1)
1,000,000	5.250	02/01/33	1,004,390
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.375	10/01/19	2,099,080
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)(b)
1,000,000	6.000	07/01/12	1,109,040
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2006 B (A+)
14,000,000	5.250	03/01/45	13,280,960

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority RB for ROLS-RR-II-R-11449 Series 2008 (BHAC-CR) (AAA)(a)
$520,000	7.821%	07/01/30	$541,200
Cathedral City California Improvement Bond Act of 1915 Special Assessment for Limited Obligation Cove Improvement District 04-02 Series 2005
250,000	5.000	09/02/20	237,722
Chabot-Las Positas Community College District GO Bonds for Capital Appreciation Bonds Series 2006 C (AMBAC) (AA/Aa2)(e)
6,340,000	0.000	08/01/35	1,376,794
Chula Vista California Community Facilities District Special Tax No. 7 for Otay Ranch Village Eleven Series 2006 I
250,000	5.100	09/01/26	216,580
1,560,000	5.125	09/01/36	1,291,274
Eastern Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006
425,000	5.000	09/01/36	338,028
Eastern Municipal Water District Community Facilities Special Tax District No. 2004-29 Sun Ranch Series 2006
500,000	5.000	09/01/29	416,885
1,000,000	5.000	09/01/36	806,150
Eastern Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Series 2006
410,000	5.000	09/01/36	339,644
Foothill-De Anza Community College District of California GO Bonds for Capital Appreciation Bonds Series 2007 B (AMBAC) (AA/Aa1)(e)
11,235,000	0.000	08/01/36	2,395,864
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AA/Aa1)
6,000,000	5.000	08/01/27	6,113,760
Foothill-De Anza Community College District of California GO Bonds Series 2007 B (AMBAC) (AA/Aa1)
3,985,000	5.000	08/01/27	4,075,340
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2007 A-1 (BBB/Baa3)
3,000,000	5.750	06/01/47	2,555,670
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2003 A-3 (AAA/Aaa)(b)
350,000	7.875	06/01/13	413,675
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2003 A-5 (AAA/Aaa)(b)
650,000	7.875	06/01/13	768,255
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
8,355,000	5.000	06/01/33	6,807,236
1,375,000	5.125	06/01/47	1,050,624
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 B (BBB)(e)
60,000,000	0.000	06/01/47	2,782,800

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 C (BBB-)(e)
$19,500,000	0.000%	06/01/47	$921,375
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(b)
7,800,000	5.500	06/01/13	8,395,920
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A/A2)
3,075,000	5.000	06/01/45	2,730,077
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (AAA/Aaa)(b)
1,225,000	6.750	06/01/13	1,386,627
Hacienda La Puente Unified School District of California GO Bonds for Election 2000 Series 2003 B (FSA) (AAA/Aaa)(b)
1,200,000	5.250	08/01/13	1,309,716
Kaweah Delta California Health Care District RB Series 2004 (A3)(b)
325,000	6.000	08/01/12	364,566
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
285,000	5.000	05/01/15	295,485
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (A)
120,000	5.000	08/01/35	108,024
Lake Elsinore California Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.000	09/01/25	522,464
Menlo Park California GO Bonds Series 2002 (AAA/Aa1)
1,000,000	5.250	08/01/27	1,045,850
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (MBIA) (AA)(e)
1,205,000	0.000	08/01/26	452,658
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AAA/Aa2)
1,000,000	5.100	07/01/25	1,027,600
Palo Alto California Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.250	09/02/15	954,360
Sacramento California North Natomas Community Facilities 97-01 Special Tax Series 2005
555,000	5.000	09/01/25	489,482
1,185,000	5.000	09/01/29	1,003,731
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (FGIC) (AA/Aa3)(d)
3,000,000	2.327	12/01/35	2,456,370
San Diego California Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AA/Aa2)
1,000,000	5.250	07/01/24	1,068,010
San Gabriel California Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)
55,000	5.375	08/01/21	57,460

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
San Joaquin Hills Transportation Corridor Agency RB Capital Appreciation for Refunding Series 1997 A (MBIA) (AA/A2)(e)
$1,605,000	0.000%	01/15/26	$565,409
Santa Ana California Unified School District COPS Series 2007 (MBIA) (AA/A2)
5,000,000	5.250	04/01/37	5,055,500
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 A (BBB+)(e)
8,000,000	0.000	06/01/36	928,400
Temecula Valley California Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007
1,865,000	5.000	09/01/37	1,519,751
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
350,000	5.500	06/01/45	287,448
Tobacco Securitization Authority of Southern California Settlement RB for Asset Backed Bonds Series 2002 A (AAA/Aaa)(b)
3,000,000	5.625	06/01/12	3,253,860
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/Aa3)
310,000	5.250	06/01/34	315,338
University of California RB for Multiple Purpose Projects Series 2001 M (FGIC) (AA)(b)
2,000,000	5.125	09/01/09	2,082,840
Vernon Natural Gas Financing Authority RB for Vernon Gas Project Subseries 2006 A-3 (MBIA) (AAA/A2)(c)
2,835,000	5.000	08/03/09	2,861,082
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (FGIC) (A-)(e)
1,175,000	0.000	08/01/25	462,104

			107,311,554

Colorado — 2.2%
Castlewood Ranch Colorado Metropolitan District GO Bonds Refunding Series 2006 (XLCA) (BBB-)
1,905,000	4.250	12/01/29	1,702,060
3,520,000	4.250	12/01/34	3,022,167
Colorado Department of Transportation RB Revenue Anticipated Notes Series 2000 (AMBAC) (AA/Aaa)(b)
1,000,000	6.000	06/15/10	1,066,410
Colorado Health Facilities Authority RB for Catholic Health Initiatives Series 2001 (AA/Aa2)(b)
550,000	5.500	09/01/11	584,485
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
1,150,000	5.000	12/01/35	952,085
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa1)
800,000	5.000	03/01/25	759,928
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A2)(b)
500,000	6.500	11/15/11	555,210
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (MBIA) (AA/A2)(e)
5,000,000	0.000	09/01/27	1,650,150

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
E-470 Public Highway Authority RB Series 2007 B-2 (MBIA) (AAA/A2)(c)
$500,000	5.000%	09/02/11	$507,405
La Plata County Colorado School District No. 9-R Durango GO Bonds Series 2002 (MBIA) (Aa3)(b)
1,000,000	5.250	11/01/12	1,078,000
SBC Metropolitan District GO Refunding Series 2005 (ACA)
500,000	5.000	12/01/29	447,900
Tower Colorado Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (A/A3)
140,000	5.000	12/01/35	130,095
West Metro Fire Protection District GO Series 2006 A (MBIA) (Aa3)
2,200,000	5.250	12/01/26	2,308,108

			14,764,003

Connecticut — 0.4%
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB-/Baa1)
2,500,000	5.850	09/01/28	2,533,425

District of Columbia — 1.0%
District of Columbia Hospital RB for Children’s Hospital Obligation Group Series 2008 (FSA) (AAA)
5,000,000	5.250	07/15/45	4,935,550
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA) (BBB)
100,000	4.000	06/01/16	90,718
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
660,000	6.250	05/15/24	657,142
1,000,000	6.500	05/15/33	956,660

			6,640,070

Florida — 6.2%
Arbor Greene Community Development District Special Assessment for Refunding Revenue Series 2006 (BBB+)
1,410,000	5.000	05/01/19	1,373,114
Bridgewater Wesley Chapel Community Development District of Florida Special Assessment for Capital Improvement Series 2005
2,395,000	5.750	05/01/35	2,211,615
Coconut Cay Community Development District of Florida Special Assessment Series 2006
975,000	5.375	05/01/36	780,916
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (FSA) (AAA/Aaa)(b)
1,000,000	5.250	08/15/14	1,092,690
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
645,000	5.000	05/01/21	634,764
Crossings At Fleming Island Community Development District of Florida RB Refunding Series 2007 (MBIA) (AA/A2)
125,000	4.750	10/01/36	117,414
Crossings At Fleming Island Community Development District of Florida Special Assignment Refunding for Series 2000 B (MBIA) (AA/A2)
1,765,000	5.800	05/01/16	1,856,921

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
$1,630,000	6.000%	05/01/34	$1,600,676
Double Branch Community Development District Special Assessment Series 2005 A
560,000	5.350	05/01/34	481,101
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AA/A2)
2,755,000	5.375	05/01/22	2,914,432
High Ridge Quantum Community Development District of Florida Special Assessment for Boyton Beach Series 2005 A
1,880,000	5.750	05/01/35	1,751,352
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A1)
500,000	5.000	11/15/09	508,030
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (BBB+/Baa1)
300,000	5.625	03/01/24	303,084
Keys Cove Community Development District Special Assessment Series 2004
1,170,000	5.875	05/01/35	1,108,786
Lee County IDA RB Refunding for Shell PT/ Alliance Community Project Series 2007 (BBB-)
2,500,000	5.000	11/15/13	2,458,350
Longleaf Community Development District Special Assessment Refunding Series 2006
1,290,000	5.375	05/01/30	1,091,379
Marsh Harbour Community Development District Special Assessment Series 2005 A
860,000	5.450	05/01/36	682,651
Meadow Florida Pointe III Community Development District RB for Capital Improvement Series 2004 A
960,000	6.000	05/01/35	930,077
Miami-Dade County Expressway Authority of Florida RB Series 2004 B (FGIC) (A/A3)
1,000,000	5.250	07/01/26	1,017,990
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (MBIA) (AA/A2)
500,000	5.250	10/01/13	507,045
425,000	5.250	10/01/14	429,696
575,000	5.250	10/01/16	574,189
North Springs Improvement District RB for Water Management Series 2005 B
445,000	5.500	05/01/35	321,326
North Springs Improvement District RB Refunding for Water Management Series 2005 A
180,000	5.375	05/01/24	140,686
Oakstead Community Development District Capital Improvement Special Assessment Refunding for Series 2006 A-1 (MBIA) (AA/A2)
145,000	4.500	05/01/32	130,822
Orange County Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
135,000	4.750	11/15/36	118,229

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Orlando City Development Tax RB for Senior 6th Tourist Center Contract Payments Series 2008 A Assured Guaranty Ltd. (AAA/Aaa)
$5,000,000	5.250%	11/01/38	$5,103,150
Palm Beach County Florida GO Bonds Series 1999 A (AAA/Aaa)(b)
1,000,000	5.450	08/01/09	1,039,100
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,585,000	7.125	11/01/16	2,938,369
Sail Harbour Community Development District Special Assessment Series 2005 A (AA)
970,000	5.500	05/01/36	872,748
Sonoma Bay Community Development District Special Assessment Series 2005 A
635,000	5.450	05/01/36	496,506
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (MBIA) (AA/A2)
250,000	4.625	10/01/30	231,472
Tampa Florida Water & Sewer RB Refunding Series 2001 A (AA/Aa2)
1,000,000	5.250	10/01/19	1,045,790
Tampa Palms Open Space & Transportation Community Development District Revenue Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (MBIA) (AA/A2)
1,395,000	4.500	05/01/18	1,420,459
Thousand Oaks Community Development District Special Assessment Series 2005 A-1
955,000	5.350	05/01/35	816,745
Village Community Development District No. 6 Special Assessment Series 2007
2,620,000	5.250	05/01/37	2,325,722
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005
985,000	5.600	05/01/36	899,374

			42,326,770

Georgia — 1.6%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aaa)
7,000,000	5.250	10/01/39	7,205,730
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB/Baa2)
325,000	5.500	01/01/34	270,078
Georgia State GO Bonds Prerefunded Series 1992 B (ETM) (AAA/Aaa)
5,000	6.000	03/01/12	5,471
Georgia State GO Bonds Unrefunded Balance Series 1992 B (AAA/Aaa)
995,000	6.000	03/01/12	1,088,679
Walton County Water & Sewer Authority RB for Oconee Hard Creek Restoration Project Series 2008 (FSA) (AAA/Aaa)
2,000,000	5.000	02/01/38	2,016,580

			10,586,538

Hawaii — 0.5%
Hawaii State Airport System RB Refunding Series 2000 B (AMT) (FGIC) (A-/A2)
3,500,000	6.625	07/01/17	3,602,830

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Idaho — 0.2%
Idaho Housing & Finance Association Single Family Mortgage RB Series 2007 F-1 CL II (AA/Aa2)
$1,125,000	5.250%	01/01/38	$1,029,206

Illinois — 5.1%
Chicago Illinois GO Bonds Prerefunded Series 2000 C (FGIC) (AAA/Aa3)(b)
1,365,000	5.500	07/01/10	1,449,466
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (FGIC) (AA-/Aa3)
815,000	5.500	01/01/19	847,331
Chicago Illinois Multi-Family Housing RB for Coppin Housing Project Series 2007 A (AMT) (GNMA/FHA) (Aaa)
1,375,000	5.000	11/20/48	1,188,385
Chicago Illinois O’Hare International Airport RB Refunding for General Airport 3rd Lien Series 2003 A-1 (XLCA) (A-/A1)
490,000	5.250	01/01/34	482,552
Chicago Illinois Skyway Toll Bridge RB Series 2000 (AMBAC) (AA/Aa3)(b)
1,000,000	5.500	01/01/11	1,059,260
Chicago Illinois Tax Increment Tax Allocation for Central Loop Redevelopment Project Series 2000 A (ACA)
2,000,000	6.500	12/01/08	2,027,300
Chicago Illinois Tax Increment Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA)
750,000	5.000	11/15/11	748,350
1,250,000	6.250	11/15/13	1,285,688
Du Page County High School District No. 87 Glenbard Township GO Bonds Unrefunded Balance Series 1998 A (Aa3)
20,000	5.050	12/01/14	20,024
Illinois Development Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Ba1)(c)
2,300,000	5.500	02/28/14	2,233,921
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (AAA/Aaa)(b)
2,000,000	6.250	05/01/12	2,216,620
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (AA/Aa3)
350,000	6.250	02/01/33	374,976
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
400,000	5.125	01/01/25	364,056
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB)
400,000	5.050	08/01/29	327,588
Illinois Health Facilities Authority RB for Delnor Hospital RMKT 06/04/08 Series 2003 C (FSA) (AAA/Aaa)
5,200,000	5.250	05/15/33	5,149,768
Illinois State GO Bonds First Series 2002 (MBIA) (AA/Aa3)
3,000,000	5.375	07/01/19	3,157,680
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.000	11/01/16	3,690,958
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Series 1999 (FGIC) (AAA/A1)
800,000	5.250	12/15/28	811,808

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Northlake Illinois GO Bonds Refunding for Tax Increment Series 1998 A (AMBAC) (Aa3)
$300,000	5.000%	06/01/14	$301,842
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Series Refunding 2007 Assured Guaranty Ltd. (AAA)
2,720,000	5.500	03/01/32	2,831,928
1,245,000	4.700	03/01/33	1,144,192
Southwestern Illinois Development Authority RB for Capital Appreciation Bonds Local Government Program Series 2007 (FSA) (AAA)(e)
6,500,000	0.000	12/01/25	2,686,320

			34,400,013

Indiana — 1.8%
Bloomington Municipal Facilities Corp. RB for Economic Development Lease Rental Series 1998 (AA-/Aa3)
260,000	4.800	08/01/12	263,029
City of Indianapolis RB for Indianapolis Industry Gas Utility Revenue 2nd Lien Series 2008 A Assured Guaranty Ltd. (AAA/Aaa)(c)
3,500,000	5.000	08/15/13	3,540,740
Clarksville High School Building Corp. RB Refunding for First Mortgage Series 1998 (MBIA) (AA/A2)
150,000	5.000	07/15/14	151,658
Crown Point Indiana Multi-School Building Corp. Series 1999 (MBIA) (AA/A2)(b)
200,000	4.800	07/15/09	208,036
Delaware County Hospital Authority RB for Cardinal Health System Obligation Group Series 2006 (Baa2)
240,000	5.250	08/01/36	199,620
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC) (AA/Aa3)
125,000	4.850	07/05/15	128,515
Fall Creek Regional Waste District RB Refunding Series 2001 (MBIA) (AA/A2)
100,000	4.700	03/01/13	104,209
Greencastle Indiana Waterworks RB Refunding Series 2001 (MBIA) (AA/A2)
300,000	4.250	07/01/13	306,942
Indiana Bond Bank RB for Special Program Series 1998 A (FSA) (AAA/Aaa)
290,000	4.600	02/01/13	298,433
Indiana Bond Bank RB Unrefunded Balance for State Revolving Series 1998 A (AAA)
200,000	4.800	02/01/13	202,352
Indiana Educational Facilities Authority RB for Earlham College Project Series 1998 (Aa3)
325,000	4.950	10/15/12	329,609
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligation Series 2006 A (A+/A2)
1,000,000	5.000	02/15/39	900,000
Indiana Health Facility Financing Authority RB for Kings Daughters Hospital Series 1997 (Radian) (A)
70,000	5.500	02/15/10	70,958
Indiana State Office Building Commission RB Refunding Series 1998 A (AA/Aa2)
300,000	4.700	07/01/11	303,450

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indianapolis Indiana Airport Authority RB Refunding for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
$640,000	5.100%	01/15/17	$608,384
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (AA)
275,000	4.650	07/05/13	292,262
Mount Vernon of Hancock County Multi-School Building Corp. RB Prerefunded for First Mortgage Series 2001 B (AMBAC) (AA/Aa3)(b)
150,000	4.700	07/15/11	155,398
Munster School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)(b)
200,000	4.600	07/05/08	202,032
North Montgomery High School Building Corp. RB for First Mortgage Series 2000 (FGIC) (AA)
400,000	5.050	07/15/15	413,232
Northwest Allen County Middle School Building Corp. RB Prerefunded for First Mortgage Series 1998 (MBIA) (AA/A2)(b)
100,000	4.750	01/15/09	102,538
Perry Township Multi School Building Corp. RB for First Mortgage Series 2001 (FGIC) (BBB/Aa3)
240,000	4.625	01/15/15	246,773
Porter County Jail Building Corp. RB Refunding for First Mortgage Series 2001 (FSA) (AAA/Aaa)
300,000	5.000	07/10/16	310,176
Princeton City Indiana Sewer Works RB Refunding Series 2003
275,000	4.500	05/01/13	278,041
Purdue University COPS Series 1998 (AA/Aa1)
50,000	4.500	07/01/09	50,545
Rochester Community School Building Corp. RB Refunding for First Mortgage Series 1998 (AMBAC) (AA/Aa3)(b)
250,000	5.000	07/15/08	255,265
South Bend Community School Building Corp. RB for First Mortgage Series 2001 A (FSA) (AAA/Aaa)(b)
225,000	5.100	01/01/10	235,255
South Bend Community School Building Corp. RB for First Mortgage Series 2001 B (FSA) (AAA/Aaa)
200,000	4.600	07/01/13	204,986
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation for Series 2006 (A)
1,400,000	5.250	02/01/31	1,254,582
Warren Township School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)
300,000	5.000	07/05/14	303,054
Whitley County Middle School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)(b)
275,000	4.800	07/10/08	277,910

			12,197,984

Iowa — 0.4%
Coralville Iowa COPS Series 2006 D (A2)
1,325,000	5.250	06/01/22	1,335,163
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,558,875

			2,894,038

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Kansas — 0.2%
Wichita Kansas Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
$1,000,000	5.500%	11/15/25	$1,016,200

Kentucky — 1.2%
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AA/A2)(b)
1,085,000	6.000	10/01/13	1,224,021
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare Series 2000 C (MBIA) (AA/A2)
2,165,000	6.000	10/01/18	2,376,845
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (A+/A3)(f)
4,750,000	6.125	02/01/37	4,776,838

			8,377,704

Louisiana — 1.3%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	603,976
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,214,067
Louisiana Local Government Environmental Facilities & Community Development Authority for Louisiana Tech University Student Housing Series 2007 (AMBAC) (AA/Aa3)
2,000,000	5.250	10/01/27	2,064,900
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,034,600
500,000	5.250	09/01/16	513,595
Orleans Louisiana Levee District Public Improvement Variable RB Series 1986 (FSA) (AAA/Aaa)(d)
1,140,000	5.950	11/01/15	1,147,547
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (BBB/Baa3)
1,220,000	5.875	05/15/39	1,108,346

			8,687,031

Maine — 0.8%
Maine Municipal Bond Bank GO Bonds RB Series 2005 E (GO OF BD BK) (AAA/Aa1)
2,165,000	5.000	11/01/34	2,192,669
Maine State Housing Authority RB for Mortgage Purposes Series 2005 D-2 (AMT) (AA+/Aa1)
3,965,000	4.800	11/15/36	3,391,938

			5,584,607

Maryland — 2.5%
Anne Arundel County Maryland Special Obligation RB Special Tax Refunding for Arundel Mills Project Series 2004 (AAA/Aa1)
1,500,000	5.125	07/01/29	1,547,190
Baltimore Maryland RB for Wastewater Projects Series 2005 B (MBIA) (AA/A1)(b)
3,260,000	5.000	07/01/15	3,537,882

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Maryland — (continued)
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003
$1,250,000	6.500%	07/01/31	$1,239,838
Frederick County Maryland Special Tax Prerefunded for Lake Linganore Village Community Development Series 2001 A (Radian) (A)(b)
220,000	5.600	07/01/10	236,119
445,000	5.700	07/01/10	478,464
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (A)
280,000	5.600	07/01/20	284,194
555,000	5.700	07/01/29	560,711
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (BBB+/Baa1)(b)
500,000	5.500	06/01/11	531,135
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2006 (BBB+/Baa1)
1,000,000	5.000	06/01/35	899,140
1,000,000	5.000	06/01/40	879,030
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A3)
500,000	5.375	08/15/24	506,330
750,000	5.500	08/15/33	744,900
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
300,000	4.750	07/01/34	254,070
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (BBB+)(f)
2,000,000	5.250	12/01/12	1,992,140
1,025,000	5.375	12/01/14	1,018,102
500,000	5.625	12/01/16	497,495
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa2)
1,500,000	5.000	03/01/19	1,596,375

			16,803,115

Massachusetts — 2.3%
Commonwealth of Massachusetts GO Bonds Consolidated Loan Series 2000 A (AAA/Aa2)(b)
2,000,000	6.000	02/01/10	2,117,840
Massachusetts Bay Transportation Authority RB Assessment Series 2004 A (AAA/Aa1)(b)
1,000,000	5.000	07/01/14	1,080,480
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (A-/A3)(f)
3,000,000	5.750	07/01/31	3,020,370
2,500,000	5.250	07/01/38	2,335,400
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (A)
2,275,000	5.000	08/15/35	2,038,514
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.250	07/01/12	3,791,775

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
$575,000	5.500%	07/01/40	$512,733
Massachusetts State School Building Authority Sales Tax RB Series 2005 A (FSA) (AAA/Aaa)
500,000	5.000	08/15/30	508,655

			15,405,767

Michigan — 2.0%
Macomb Township Michigan Building Authority GO Prerefunded Series 2002 (AMBAC) (AA/Aa3)(b)
300,000	4.750	04/01/11	312,993
Michigan Higher Education Facilities Authority RB Refunding for Limited Obligation Kalamazoo College Project Series 2003 (A1)
150,000	5.000	12/01/20	152,006
Michigan Higher Education Student Loan Authority RB for Student Loan Series 2003 17-1 (AMBAC) (AA/Aa3)
5,000,000	5.200	03/01/24	4,648,950
Michigan Municipal Bond Authority RB for Clean Water Revolving Fund Series 1999 (AAA/Aaa)(b)
500,000	5.750	10/01/09	525,310
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aa1)(b)
2,000,000	6.125	11/15/09	2,114,960
Michigan State Hospital Finance Authority RB for Trinity Health Credit Group Series 2006 (AA/Aa2)
5,000,000	5.000	12/01/31	4,885,150
Pontiac Tax Increment Finance Authority RB Prerefunded for Tax Increment Development Series 2002 (ACA)(b)
640,000	5.375	06/01/12	689,075
Pontiac Tax Increment Finance Authority RB Unrefunded for Tax Increment Development Series 2002 (ACA)
360,000	5.375	06/01/17	291,625

			13,620,069

Mississippi — 0.1%
Mississippi Business Finance Corp. PCRB for System Energy Resources, Inc. Project Series 1998 (BBB/Ba1)
685,000	5.875	04/01/22	669,478

Missouri — 1.4%
Cameron Missouri IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA)(b)
1,800,000	6.250	12/01/10	1,953,990
Jefferson County School District No. R-1 Northwest GO Bonds Refunding and Improvement for Missouri Direct Deposit Program Series 2004 (MBIA) (AA+/Aa1)
300,000	4.350	03/01/16	305,106
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
270,000	4.750	06/01/25	242,732
1,325,000	5.000	06/01/35	1,180,456
Missouri State Environmental Improvement & Energy Resources Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.000	01/02/12	513,172

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
$1,000,000	5.500%	10/01/15	$1,099,410
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.500	12/01/15	1,065,910
Truman State University Housing System RB Series 2004 (AMBAC) (Aa3)
3,000,000	5.000	06/01/30	3,023,250

			9,384,026

Montana — 0.2%
Forsyth Montana PCRB Refunding Portland General RMKT 05/01/03 Series 1998 A (A/Baa1)(c)
1,000,000	5.200	05/01/09	1,006,780
Montana Facility Finance Authority RB for St. Peters Hospital Project Series 2007 (A3)
120,000	5.000	06/01/28	114,182

			1,120,962

Nebraska — 0.4%
Douglas Nebraska County Hospital Authority No 3. RB Refunding for Health Facilities Methodist Health Series 2008 (A-)
1,500,000	5.500	11/01/38	1,433,715
Douglas Nebraska County Hospital Authority No. 3 RB ROLS-RR-II-R-11481 Series 2008 (BHAC-CR) (AAA)(a)
1,165,000	17.458	05/01/16	1,352,297

			2,786,012

Nevada — 1.6%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3)(c)
765,000	5.450	03/01/13	765,559
Clark County School District GO Bonds Refunding Series 1998 (FSA) (AAA/Aaa)
800,000	5.500	06/15/13	873,648
Henderson Local Improvement District No. T-14 Special Assessment Refunding Senior Limited Obligation Series 2007 A (FSA) (AAA/Aaa)
900,000	4.250	03/01/12	928,593
Las Vegas Nevada New Convention & Visitors Authority RB Series 1999 (AMBAC) (AAA/Aa3)(b)
2,500,000	6.000	07/01/09	2,628,350
Nevada Department of Business & Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AA/Aa3)
2,500,000	5.625	01/01/32	1,745,650
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Special Improvement District No. 60 Subseries 2006 B
1,525,000	5.100	12/01/22	1,384,166
North Las Vegas Nevada Local Special Assessment for Local Improvement District No. 60 Subseries 2006 B
670,000	4.850	12/01/15	648,500
University of Nevada RB for Community College System Series 2002 A (FGIC) (AA-/Aa3)
250,000	4.450	07/01/12	255,910

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Nevada — (continued)
Washoe County Nevada GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)(b)
$1,585,000	6.375%	01/01/10	$1,671,430

			10,901,806

New Hampshire — 0.5%
New Hampshire Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
1,250,000	5.200	05/01/27	1,088,325
New Hampshire Health & Education Facilities Authority RB for Healthcare System Covenant Health Series 2002 (A)(b)
500,000	6.000	01/01/12	546,935
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (BBB-)
1,000,000	5.000	01/01/27	877,010
New Hampshire Municipal Bond Bank RB Series 2003 (MBIA) (AA/Aa2)(b)
1,000,000	5.250	08/15/13	1,087,150

			3,599,420

New Jersey — 3.4%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian-IBC) (A/A3)
1,085,000	5.500	06/15/16	1,129,583
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	550,986
175,000	5.500	07/01/30	161,383
New Jersey Health Care Facilities Financing Authority RB for Hackensack University Medical Center Series 2008 Assured Guaranty Ltd. (AAA/Aaa)
3,000,000	5.250	01/01/36	3,044,790
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Ba1)
500,000	6.500	07/01/21	510,865
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.500	08/01/11	1,069,000
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(b)
3,000,000	5.500	06/15/13	3,287,610
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(b)
4,260,000	5.750	06/01/12	4,555,814
2,370,000	6.000	06/01/12	2,598,350
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(e)
11,250,000	0.000	06/01/41	778,837
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(b)
300,000	6.750	06/01/13	343,923
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
3,015,000	4.625	06/01/26	2,489,184
3,000,000	5.000	06/01/29	2,478,870

			22,999,195

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Mexico — 0.8%
Farmington New Mexico PCRB Refunding for Public Service Co. San Juan Project Series 1997 D (BB+/Baa3)
$3,530,000	6.375%	04/01/22	$3,538,578
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (FSA) (AAA/Aaa)
2,000,000	5.250	06/01/31	2,063,860

			5,602,438

New York — 6.9%
Erie County Industrial Development Agency School Facilities RB Residuals Series 2008 2490-1 (FSA) (AAA)(a)
2,250,000	9.550	05/01/26	2,658,870
Erie County Industrial Development Agency School Facilities RB Residuals Series 2008 2490-2 (FSA) (AAA)(a)
2,250,000	9.550	05/01/29	2,711,295
Long Island Power Authority Electric System RB Series 2006 C (A-/A3)
250,000	5.000	09/01/35	246,330
Metropolitan Transportation Authority RB Refunding for Transportation Series 2002 F (MBIA) (AAA/A2)(b)
1,000,000	5.250	11/15/12	1,080,770
New York City GO Bonds Series 2006 A (AA/Aa3)
400,000	5.000	08/01/18	420,596
New York City Industrial Development Agency Civic Facility RB for Polytechnic University Project Series 2000 (AAA)(b)
1,250,000	6.000	11/01/10	1,350,312
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BB+)
2,045,000	5.000	11/01/12	2,074,244
New York City Industrial Development Agency RB for Queens Baseball Stadium-Pilot Series 2006 (AMBAC) (AA/Aa3)
7,975,000	5.000	01/01/36	7,754,411
New York City Industrial Development Agency RB for Yankee Baseball Stadium-Pilot Series 2006 (FGIC) (BBB-/Baa3)
5,000,000	5.000	03/01/31	4,919,750
New York City Industrial Development Agency RB for Yankee Stadium-Pilot Series 2006 (MBIA) (AAA/A2)
7,250,000	5.000	03/01/36	7,048,378
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 C (FGIC) (AAA/Aa1)
1,000,000	5.250	08/01/14	1,059,690
New York City Transitional Finance Authority RB for Refunding Future Tax Secured Series 2002 A (AAA/Aa1)(d)
2,000,000	5.500	11/01/26	2,102,040
New York Mortgage Agency RB for Homeowner Mortgage (AMT) Series 2003 109 (Aa1)
1,000,000	4.800	10/01/23	1,002,690
New York State Dormitory Authority RB for City University of New York System Consolidated General Series 2000 A (FGIC) (AA-/A1)(b)
1,000,000	5.250	07/01/10	1,048,590
New York State Dormitory Authority RB for New York University Hospital Series 2007 A (BB/Ba2)
1,000,000	5.000	07/01/22	939,550
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AA/A2)
1,500,000	5.500	11/01/14	1,643,910

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
$175,000	5.250%	11/15/20	$184,538
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.500	06/01/19	2,717,962
Tobacco Settlement Financing Corp. RB Series 2003 C-1 (AA-/A1)
5,000,000	5.500	06/01/19	5,226,850
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(b)
675,000	5.250	07/01/09	702,054

			46,892,830

North Carolina — 1.5%
Charlotte North Carolina Water & Sewer System RB Series 2001 (AAA/Aa1)
1,000,000	5.125	06/01/26	1,029,010
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AAA/Aaa)(b)
2,000,000	5.125	10/01/12	2,147,460
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (BBB/Baa1)
500,000	5.375	01/01/16	514,960
850,000	5.375	01/01/17	871,276
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 D (BBB/Baa1)
600,000	5.125	01/01/23	588,876
North Carolina Medical Care Commission Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AA/Aa3)(b)
3,000,000	5.500	11/01/10	3,217,770
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (A-/A2)
450,000	5.500	01/01/13	476,568
Winston-Salem North Carolina Water & Sewer System RB Refunding Series 2001 (AAA/Aa2)(b)
1,500,000	5.250	06/01/11	1,605,390

			10,451,310

North Dakota — 0.0%
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
150,000	5.125	07/01/25	139,917

Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
485,000	5.125	06/01/24	438,028
3,050,000	6.500	06/01/47	2,797,795
Marysville Ohio RB Wastewater Treatment System Series 2006 (XLCA) (BBB+)
1,670,000	5.250	12/01/24	1,675,545
1,755,000	5.250	12/01/25	1,754,912
1,350,000	5.250	12/01/26	1,342,062
Ohio Housing Finance Agency Mortgage RB for Residential Mortgage Backed Securities Series 2006 E (AMT) (GNMA FNMA) (Aaa)
85,000	5.000	09/01/36	75,466

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — (continued)
Pickerington Local School District GO Bonds for School Facilities Construction & Improvement Series 2001 (FGIC) (AA-/A1)(b)
$500,000	5.250%	12/01/11	$534,695
Summit County Port Authority Program Development RB for Twinsburg Township Project Series 2005 D (BBB+)
580,000	5.125	05/15/25	537,225
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Preston Series 2006 B (BBB+)
130,000	4.800	11/15/35	107,601
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Truckloan Series 2005 C (AMT) (BBB+)
420,000	5.125	11/15/25	376,022

			9,639,351

Oklahoma — 0.1%
Norman Oklahoma Regional Hospital Authority RB Refunding and Improvement Series 2007 (BBB)
300,000	5.125	09/01/37	256,368
Norman Oklahoma Regional Hospital Authority RB Series 2005 A (BBB)
250,000	5.375	09/01/36	222,673
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
240,000	5.000	12/01/27	216,502
140,000	5.125	12/01/36	121,504

			817,047

Oregon — 0.3%
Klamath Falls Oregon Intercommunity Hospital Authority RB Prerefunded for Merle West Medical Center Series 2002 (BBB)(b)
1,255,000	6.125	09/01/12	1,400,078
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BBB)
745,000	6.125	09/01/22	758,581

			2,158,659

Pennsylvania — 1.5%
Bradford County IDA RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
3,015,000	4.700	03/01/19	2,593,352
Lehigh County Pennsylvania General Purpose Hospital RB for Lehigh Valley Health RMKT 06/04/08 Series 2005 B (FSA) (AAA/Aaa)
2,500,000	5.000	07/01/35	2,452,775
Montgomery County Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A/A1)(b)
150,000	5.375	11/15/14	164,574
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A2)
2,000,000	6.250	11/01/31	2,007,200
Pennsylvania Higher Educational Facilities Authority RB for Moravian College Project Series 2001 (Radian) (A-)
150,000	5.375	07/01/23	151,091

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
$795,000	5.000%	07/15/08	$795,580
1,000,000	5.000	07/15/09	1,021,730
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (FGIC) (AA/A1)
1,000,000	5.250	06/15/15	1,016,760
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)(b)
225,000	5.375	11/15/14	248,207

			10,451,269

Puerto Rico — 4.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa3)(g)
2,000,000	0.000	07/01/24	1,716,420
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa3)
2,000,000	6.000	07/01/38	2,090,180
4,500,000	6.000	07/01/44	4,671,225
Puerto Rico Commonwealth GO Bonds for Prerefunded Public Improvement Series 2006 A (AAA/Baa3)(b)
980,000	5.250	07/01/16	1,086,438
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2008 C-9 (MBIA) (AA/A2)
2,000,000	6.000	07/01/27	2,113,900
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
6,000,000	5.000	12/01/09	6,111,900
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1996 Y (XLCA-ICR) (A-)(b)
2,500,000	5.000	07/01/16	2,701,575
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB/Ba1)
3,000,000	5.250	07/01/18	3,011,730
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,250,000	5.000	07/01/25	1,222,013
1,250,000	5.000	07/01/37	1,168,487
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority RB for Ana G Mendez University System Project Series 2006 (BBB-)
425,000	5.000	03/01/36	369,792
Puerto Rico Public Finance Corp. RB Refunding for Commonwealth Appropriation Series 2004 A (LOC-Government Development Bank of Puerto Rico) (BBB-/Ba1)(c)
700,000	5.750	02/01/12	704,900

			26,968,560

South Carolina — 1.5%
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	1,950,125
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer System RB Series 2001 (FSA) (AAA/Aaa)
5,000,000	5.000	06/01/31	5,059,950

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
Greenville County School District Installment Purchase RB Prerefunded for Building Equity Series 2002 (AA-/Aa3)(b)
$550,000	6.000%	12/01/12	$611,644
Greenville County School District Installment Purchase RB Unrefunded Balance for Building Equity Series 2002 (AA-/Aaa)(b)
450,000	6.000	12/01/12	501,413
Lancaster County South Carolina School District GO Bonds Series 1999 (FSA) (AAA/Aaa)
1,000,000	5.100	03/01/15	1,036,810
South Carolina State Public Service Authority RB Series 1999 A (MBIA) (AA/Aa2)(b)
1,000,000	5.750	01/01/10	1,055,050

			10,214,992

South Dakota — 0.3%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	493,080
300,000	5.250	07/01/38	283,581
South Dakota Housing Development Authority RB for Homeownership Mortgage Series 2006 K (AMT) (AAA/Aa1)
1,000,000	5.050	05/01/36	892,000

			1,668,661

Tennessee — 1.9%
Elizabethton Tennessee Health & Educational Facilities Board RB Refunding for Improvement First Mortgage Series 2000 B (ETM) (MBIA) (AA/A2)
2,000,000	6.250	07/01/15	2,323,800
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
955,000	4.500	07/01/08	955,000
670,000	4.500	07/01/09	672,198
1,775,000	5.500	07/01/36	1,641,804
Johnson City Health & Educational Facilities Board Hospital RB Refunding for First Mortgage Mountain States Health Series 2000 A (ETM) (MBIA) (AA/A2)
3,000,000	6.250	07/01/16	3,520,710
McMinnville Housing Authority RB Refunding for First Mortgage Beersheba Heights Tower Series 1997 (HUD) (Baa1)
255,000	6.000	10/01/09	258,509
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (FNMA) (AAA)(c)
2,120,000	4.850	06/01/25	1,971,494
Sullivan County Tennessee Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
1,625,000	5.250	09/01/36	1,448,086

			12,791,601

Texas — 10.0%
Brazos River Authority PCRB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.375	04/01/19	1,199,163

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A (AMT) (CCC/Caa1)
$700,000	7.700%	04/01/33	$656,719
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (CCC/Caa1)
1,200,000	7.700	03/01/32	1,128,060
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (CCC/Caa1)(c)
1,045,000	5.750	11/01/11	982,843
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (AA/Aa3)
2,675,000	5.375	02/15/29	2,637,149
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/04/08 Series 2002 C (MBIA) (AA/A1)
1,000,000	6.250	11/01/28	1,002,540
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/11/08 Subseries 2003 C-2 (XLCA) (A+/A1)
2,000,000	6.125	11/01/18	2,010,780
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.750	09/01/27	2,166,407
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)
1,000,000	5.125	08/15/30	1,010,840
Grand Prairie Texas Independent School District GO Bonds Series 2003 (FSA) (AAA/Aaa)(b)
1,000,000	5.375	02/15/13	1,082,350
Gregg County Texas Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA/A3)(b)
3,000,000	6.375	10/01/10	3,247,440
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,000,000	6.650	04/01/32	1,013,710
Harris County Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AA/A1)(b)
1,000,000	5.750	07/01/09	1,046,850
Harris County Hospital District RB Refunding Series 2000 (MBIA) (AA/A1)(b)
2,050,000	6.000	08/15/10	2,178,187
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	671,699
Houston Utilities System RB Refunding First Lien Series 2004 A (MBIA) (AA/A1)
1,000,000	5.250	05/15/25	1,022,710
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
5,000,000	5.750	05/15/37	5,104,650
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Power & Light Center CONV 08/21/07 Series 1996 (MBIA) (AAA/A2)
2,500,000	5.200	05/01/30	2,467,700
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Texas Airport Central Co. Project Series 2008 (BBB/Baa2)(c)
10,000,000	5.125	06/01/11	10,025,000

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Texas Airport Project RMKT 12/6/06 Series 2005 B (AMT) (AMBAC) (AA/Aa3)
$1,000,000	4.550%	05/01/30	$829,210
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
150,000	5.500	02/15/25	140,373
250,000	5.625	02/15/35	221,883
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.500	08/15/21	1,231,270
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B+/Ba3)
1,000,000	6.625	01/01/11	1,004,850
North Texas Tollway Authority RB Refunding for System First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,014,500
Port of Houston Authority RB Refunding Series 2008 A (AMT) (AAA/Aa1)(f)
3,000,000	6.125	10/01/33	3,137,880
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (A/A3)
5,000,000	5.750	10/01/21	5,141,400
Schertz Texas GO Bonds Series 2006 (MBIA) (AA/A2)
1,715,000	5.250	02/01/25	1,792,278
1,900,000	5.250	02/01/27	1,973,264
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
425,000	5.125	05/15/37	363,923
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A/A1)(f)
3,000,000	6.250	12/15/26	2,873,370
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.000	07/01/20	608,166
250,000	5.000	07/01/23	229,210
Waxahachie Independent School District GO Bonds for Capital Appreciation Prerefunded Series 2000 (PSF-GTD) (Aaa)(b)(e)
1,775,000	0.000	08/15/10	1,381,855
Waxahachie Independent School District GO Bonds for Capital Appreciation Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(e)
80,000	0.000	08/15/13	61,139
Williamson County Texas GO Bonds for Road Series 2002 (FSA) (AAA/Aaa)(b)
1,040,000	5.250	02/15/12	1,108,567

			67,767,935

U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,045,000	5.000	10/01/12	1,066,527
500,000	5.250	10/01/16	510,085

			1,576,612

Utah — 1.0%
South Davis Recreational District GO Bonds Series 2004 (XLCA) (A+/A2)
200,000	4.375	01/01/20	192,908

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Utah — (continued)
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (BBB/Baa2)
$2,000,000	5.700%	11/01/26	$1,948,820
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AAA/Aaa)
2,140,000	5.875	07/01/39	2,140,706
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AAA/Aa2)
2,450,000	5.900	07/01/36	2,464,602

			6,747,036

Virginia — 0.5%
Bristol Virginia Utilities System RB Refunding Series 2003 (MBIA) (AA/A2)
1,850,000	5.250	07/15/26	1,906,795
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Subseries 2007 C1 (BBB)(e)
2,250,000	0.000	06/01/47	112,455
Virginia Commonwealth Transportation Board RB for Northern Virginia Transportation District Program Series 1999 A (AA+/Aa1)(b)
1,000,000	5.500	05/15/09	1,041,760

			3,061,010

Washington — 2.9%
King County Washington Sewer RB Second Series 1999 (FGIC) (AAA/A1)(b)
3,965,000	6.250	01/01/09	4,089,342
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding for Improvement Series 2005 (MBIA) (A-/A2)
3,700,000	5.000	12/01/30	3,689,936
Tacoma Washington GO Bonds Series 2004 (MBIA) (AA/A1)
4,000,000	5.000	12/01/30	4,017,240
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA)
3,025,000	6.000	01/01/34	2,693,793
Washington State GO Bonds for Various Purposes Series 2002 A (AA+/Aa1)
300,000	5.000	07/01/14	315,381
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	577,805
Washington State GO Bonds Series 2000 B (AAA/Aa1)(b)
1,000,000	6.000	01/01/10	1,048,320
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (A/A3)
315,000	5.000	12/01/36	286,634
Washington State Health Care Facilities Authority RB for Veterans Administration Mason Medical Series 2007 B (ACA) (BBB)
3,000,000	6.000	08/15/37	2,931,180

			19,649,631

West Virginia — 0.4%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (BBB+)
1,380,000	5.250	07/01/25	1,355,657
595,000	5.250	07/01/35	559,883

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
West Virginia — (continued)
West Virginia State GO Bonds for State Road Series 2000 (FGIC) (AAA/Aa3)(b)
$1,000,000	5.625%	06/01/10	$1,063,020

			2,978,560

Wisconsin — 2.4%
Badger Tobacco Asset Securitization Corp. RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.375	06/01/32	982,180
Superior Utility RB for Superior Water, Light & Power Project Series 2007 B (GO OF CORP) (A3)
500,000	5.750	11/01/37	450,495
Superior Utility RB Refunding for Superior Water, Light & Power Project Series 2007 A (GO OF CORP) (A3)
525,000	5.375	11/01/21	503,502
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(b)
5,380,000	6.250	05/01/10	5,725,073
Wisconsin State Health & Educational Facilities Authority RB for Sinai Samaritan Medical Center, Inc. Series 1996 (MBIA) (AA/A2)
5,000,000	5.875	08/15/26	4,882,450
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
375,000	5.125	05/15/29	335,801
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
100,000	5.000	05/15/36	83,822
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
1,750,000	5.250	08/15/24	1,587,075
1,750,000	5.250	08/15/31	1,507,660

			16,058,058

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$649,943,073

Other Municipals — 0.4%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (Baa2)(c)(h)
$2,000,000	5.500%	09/30/15	$2,001,000
Tax Exempt Municipal Infrastructure Improvement LOC-Compass Bank Trust Certificates RB Series 2005 Class A (Aa3)(h)
971,000	4.050	05/04/10	980,166

TOTAL OTHER MUNICIPALS			$2,981,166

Short-Term Investments — 4.5%
Municipal Debt Obligations — 2.9%
Arizona — 0.7%
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2005 A (MBIA) (A-1+/A2)(d)
$3,000,000	9.000%	07/01/08	$3,000,000
Phoenix Civic Improvement Corp. VRDN RB Refunding Senior Lien Series 2005 A (MBIA) (A-1+/VMIG3)(d)
2,000,000	7.750	07/01/08	2,000,000

			5,000,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
California — 0.5%
Bay Area Toll Authority VRDN RB for San Francisco Bay Area Series 2004 B (AMBAC) (A-1+/VMIG1)(d)
$3,000,000	7.250%	07/01/08	$3,000,000

Indiana — 0.5%
Indianapolis Local Public Improvement Bond Bank VRDN RB for Waterworks Project Series 2005 H (MBIA) (A-1+/VMIG3)(d)
3,000,000	7.750	07/01/08	3,000,000

New York — 1.2%
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Subseries 2002 C5 (A-1+/VMIG3)(d)
2,400,000	2.000	07/01/08	2,400,000
New York State Dormitory Authority VRDN RB for Mental Health Services Subseries 2003 D-2A (MBIA) (A-1+/A1)(d)
3,000,000	7.630	07/01/08	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 B (AMBAC) (A-1+/VMIG3)(d)
3,000,000	7.750	07/01/08	3,000,000

			8,400,000

Texas — 0.0%
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 (A-1+/VMIG3)(d)
80,000	2.050	07/01/08	80,000

			19,480,000

Shares	Rate		Value
Investment Company — 1.6%
Morgan Stanley Institutional Liquidity Fund — Tax-Exempt Portfolio — Institutional Shares
10,650,000	1.544%	12/31/49	$10,650,000

TOTAL SHORT-TERM INVESTMENTS			$30,130,000

TOTAL INVESTMENTS — 100.8%			$683,054,239

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%			(5,098,727)

NET ASSETS — 100.0%			$677,955,512

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Inverse variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(b) Prerefunded security. Maturity date disclosed is prerefunding date.
(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2008.
(d) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2008.
(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f) When-issued security.
(g) Security is issued with zero coupon until the next reset date.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

(h) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,981,166, which represents approximately 0.4% of net assets as of June 30, 2008.
Security ratings disclosed, if any, are issued by Standard & Poor’s /Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
The Portfolio had the following insurance concentration at 10% or greater of net assets at June 30, 2008: MBIA 14.3%
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CONV	— Converted
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
HUD	— Insured by Housing and Urban Development
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investor Assurance
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
Radian-IBC	— Insured by Radian Asset Assurance - International Bancshares Corp.
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.
XLCA-ICR	— Insured by XL Capital Assurance, Inc. - Insured Custodial Receipts

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$697,555,611

Gross unrealized gain	15,301,094
Gross unrealized loss	(29,802,466)

Net unrealized security loss	$(14,501,372)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 92.3%
New York — 72.3%
Albany Industrial Development Agency Civic Facility RB Refunding for Albany State University Law School Series 2007 A (BBB)
$500,000	5.000%	07/01/31	$446,065
Albany Industrial Development Agency Civic Facility RB Refunding for St. Peters Hospital Project Series 2008 A (BBB+/Baa2)
500,000	5.250	11/15/32	467,410
Amherst Industrial Development Agency Civic Facility RB Refunding for Daeman College Mandatory Tender Series 2006 A (Manufacturers & Traders SPA) (Radian) (AA)(a)
480,000	4.200	10/01/11	480,696
Erie County GO Bonds Refunding Series 2005 D-1 (MBIA) (AA/A2)
300,000	5.000	06/01/21	307,830
Erie County Industrial Development Agency School Facility RB Residuals Series 2008 2490-1 (FSA) (AAA)(b)
250,000	9.550	05/01/26	295,430
Erie County Industrial Development Agency School Facility RB Residuals Series 2008 2490-2 (FSA) (AAA)(b)
250,000	9.550	05/01/29	301,255
Long Island Power Authority Electric Systems RB Refunding Series 2006 D (A-/A3)
200,000	4.000	09/01/10	203,896
Long Island Power Authority Electric Systems RB Series 2006 C (A-/A3)
1,000,000	5.000	09/01/35	985,320
Metropolitan Transportation Authority RB Refunding Series 2005 F (A/A2)
500,000	5.000	11/15/30	500,580
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
580,000	5.000	08/01/12	597,644
300,000	5.000	08/01/22	293,172
New York City Industrial Development Agency RB for Queens Baseball Stadium-Pilot Series 2006 (AMBAC) (AA/Aa3)
500,000	5.000	01/01/19	518,200
500,000	5.000	01/01/36	486,170
New York City Industrial Development Agency RB for Yankee Stadium-Pilot Series 2006 (MBIA) (AA/A2)
500,000	5.000	03/01/36	486,095
New York City Industrial Development Agency RB Refunding for Polytechnic University Project Series 2007 (ACA) (BB+)
250,000	5.000	11/01/11	254,427
New York City Municipal Water Finance Authority RB Refunding for Fiscal 2008 Series 2007 A (AA+/Aa2)
500,000	5.000	06/15/38	504,295
New York City Municipal Water Finance Authority RB Refunding for Second General Resolution Series 2007 AA (AA/Aa3)
500,000	5.000	06/15/37	504,655
New York GO Bonds Refunding Series 2007 A-1 (AA/Aa3)
750,000	5.000	08/01/20	781,072
New York GO Bonds Series 2003 D (AA/Aa3)
520,000	5.250	10/15/18	545,594
New York State Dormitory Authority RB Non State Supported Debt for Kaleida Hospital Health Series 2006 (FHA) (AA)
260,000	4.000	08/15/14	256,935

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority RB Non State Supported Debt for Memorial Sloan Kettering Subseries 2008 A2 (AA/Aa2)(e)
$500,000	5.000%	07/01/14	$538,280
New York State Dormitory Authority RB Non State Supported Debt for New York University Hospitals Center Series 2006 A (BB/Ba2)
500,000	5.000	07/01/13	508,165
New York State Dormitory Authority RB Non State Supported Debt for New York University Series 2007 A (AMBAC) (Aa3)
1,000,000	5.000	07/01/20	1,057,110
New York State Dormitory Authority RB Non State Supported Debt for North Shore Long Island Jewish Obligation Group Series 2007 A (A3)
1,000,000	5.000	05/01/19	1,019,240
New York State Dormitory Authority RB Non State Supported Debt for Residential Institution for Children’s Hospital Series 2008 A-1 (SONYMA) (Aa1)
500,000	5.000	06/01/33	494,360
New York State Dormitory Authority RB Refunding for Interfaith Medical Center Series 2007 (AA-)
850,000	4.750	02/15/12	888,709
New York State Dormitory Authority State Personnel Income Tax RB for Education Series 2007 A (AAA)
750,000	5.000	03/15/19	798,930
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Series 2007 D (AAA/Aaa)
600,000	5.000	03/15/20	639,582
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
325,000	5.250	11/15/20	342,713
New York State Power Authority RB Refunding Series 2007 C (MBIA) (AA/Aa2)
550,000	5.000	11/15/21	579,832
New York State Thruway Authority Highway & Bridge Gen RB Refunding Series 2007 H (FGIC) (AA-/Aa3)
1,000,000	5.000	01/01/32	1,012,060
New York State Thruway Authority Highway & Bridge Second Gen RB Series 2007 A (AMBAC-TCRS-BNY) (AA)
500,000	5.000	04/01/21	525,625
New York State Urban Development Corp. RB for State Personnel Income Tax Series 2005 A-1 (AMBAC) (AAA/Aa3)
1,000,000	5.000	12/15/23	1,040,960
Sales Tax Asset Receivables Corp. RB Series 2004 A (MBIA) (AAA/Aa3)
335,000	5.250	10/15/19	357,465
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
725,000	5.000	12/01/08	729,038
300,000	5.000	12/01/14	307,758
Seneca County Industrial Development Agency Civic Facilities RB Refunding for New York Chiropractic College Series 2007 (BBB)
500,000	5.000	10/01/27	468,810

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Suffolk County Industrial Development Agency Continuing Care Retirement RB Refunding for Jeffersons Ferry Project Series 2006 (BBB-)
$250,000	5.000%	11/01/12	$252,988
Tobacco Settlement Financing Corp. for New York Asset Backed Bonds RB Series 2003 A-1 (AA-/A1)
2,750,000	5.500	06/01/18	2,861,485

			23,639,851

Guam — 1.4%
Guam Economic Development & Commerce Authority Tobacco Settlement Asset Backed RB Series 2007 (BBB+)
235,000	5.250	06/01/32	218,374
250,000	5.625	06/01/47	228,640

			447,014

Puerto Rico — 13.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien RB Series 2008 A (BBB-/Baa3)
150,000	6.000	07/01/38	156,764
150,000	6.000	07/01/44	155,707
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien RB Series 2008 A (BBB-/Baa3)(c)
150,000	0.000	07/01/24	128,731
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (AA/Aa3)(d)
225,000	2.337	10/01/08	149,474
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University Systems Project Series 2006 (BBB-)
225,000	5.000	03/01/09	227,871
Puerto Rico Infrastructure Financing Authority Special Tax Refunding Series 2005 C (AMBAC) (AA/Aa3)
500,000	5.500	07/01/24	522,805
Puerto Rico Public Buildings Authority RB Government Facilities Series 2004 I (COMWLTH GTD) (BBB-/Baa3)(e)
750,000	5.375	07/01/14	810,705
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Mandatory Tender Refunding Series 2004 A (LOC-Government Development Bank of Puerto Rico) (BBB-/Ba1)(a)
1,000,000	5.750	02/01/12	1,007,000
University of Puerto Rico RB Refunding Series 2006 P (BBB-/Baa2)
230,000	5.000	06/01/13	234,398
1,000,000	5.000	06/01/19	1,005,800

			4,399,255

U.S. Virgin Islands — 5.2%
Virgin Islands Public Finance Authority Senior Lien Matching Fund Loan RB Series 2004 A (BBB)
700,000	5.000	10/01/10	716,506
500,000	5.000	10/01/14	508,540

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations— — (continued)
U.S. Virgin Islands — (continued)
Virgin Islands Water & Power Authority RB Series 2007 A (BBB-/Baa3)
$500,000	5.000%	07/01/31	$469,460

			1,694,506

TOTAL MUNICIPAL DEBT OBLIGATIONS			$30,180,626

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — 5.2%
New York — 5.2%
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Subseries 2002 C5 (A-1+/VMIG1)(b)
$200,000	2.000%	07/01/08	$200,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002-1 Subseries 1C (LIQ-JPMorgan Chase Bank) (A-1+/VMIG1)(b)
500,000	2.000	07/01/08	500,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2001 C (AMBAC) (A-1+/VMIG1)(b)
1,000,000	7.750	07/01/08	1,000,000

TOTAL SHORT-TERM INVESTMENTS			$1,700,000

TOTAL INVESTMENTS — 97.5%			$31,880,626

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%			827,331

NET ASSETS — 100.0%			$32,707,957

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2008.
(b) Inverse variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(c) Security issued with a zero coupon. Income is recognized through
(d) the accretion of discount. Variable rate security. Maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2008.
(e) Prerefunded security. Maturity date disclosed is prerefunding date.
Security ratings disclosed, if any, are issued by Standard & Poor’s /Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.
The portfolio had the following insurance concentration at 10% or greater of net assets at June 30, 2008: AMBAC 14.6%.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BNY	— Insured by The Bank of New York Mellon Corp.
COMWLTH GTD	— Commonwealth Guaranteed
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investor Assurance
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
SONYMA	— Insured by State of New York Mortgage Agency
SPA	— Stand-by Purchase Agreement
TCRS	— Transferable Custodial Receipts
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$32,434,795

Gross unrealized gain	89,007
Gross unrealized loss	(643,176)

Net unrealized security loss	$(554,169)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 86.0%
Alabama — 1.8%
Alabama Agricultural & Mechanical University RB Series 1998 (MBIA) (AA/A2)
$1,000,000	4.550%	11/01/09	$1,022,360
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
2,035,000	5.000	12/01/11	2,059,054
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
600,000	5.000	11/15/09	613,254
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/Baa2)
3,500,000	5.250	01/01/11	3,357,375

			7,052,043

Arizona — 2.3%
Arizona Health Facilities Authority Adjustable RB for Phoenix Children’s Hospital Series 2007 A(a)(b)
2,500,000	2.550	02/02/15	2,393,225
Arizona Health Facilities Authority RB for Banner Health Series 2007 B (AA-)(a)
2,150,000	2.617	01/01/37	1,717,055
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Improvement Series 2007 A (AMBAC) (AA/Aa3)
1,000,000	5.250	01/01/10	1,029,980
1,160,000	5.250	01/01/11	1,208,650
1,225,000	5.250	01/01/12	1,287,120
Pinal County Arizona IDA RB for Correctional Facilities Contract Florence West Prison Project Series 2006 A (ACA) (BBB)
750,000	4.500	10/01/09	753,383
Queen Creek Arizona Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
1,000,000	5.000	01/01/09	1,002,560

			9,391,973

Arkansas — 0.5%
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (A2)
945,000	4.000	07/01/11	946,739
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa1)
1,000,000	5.000	02/01/11	1,022,510

			1,969,249

California — 7.3%
Abag Finance Authority RB for Non-Profit Corps. California Multi-Family RB Refunding for United Dominion Housing Series 2000 B (GTY AGMT) (BBB/Baa2)(b)
1,500,000	6.250	08/15/08	1,505,520
Adelanto Public Financing Authority RB Refunding Series 2006
1,460,000	4.050	09/15/11	1,446,539
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A/A2)(b)
3,785,000	4.450	07/01/11	3,866,907
California Infrastructure & Economic Development Bank Variable RB for J Paul Getty-A-RMKT 08/02/06 Series 2003 B (AAA/Aaa)(b)
4,650,000	3.900	12/01/11	4,737,699

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Pollution Control Financing Authority Solid Waste Disposal PCRB Refunding for U.S.A. Waste Services, Inc. Project Series 1998 B (BBB)(b)
$1,200,000	4.000%	06/01/10	$1,191,900
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006
100,000	4.100	09/02/09	100,652
100,000	4.350	09/02/11	99,440
Del Mar Race Track Authority RB Series 2005 (BBB-)
600,000	5.000	08/15/09	606,726
Foothill-De Anza Community College District GO Bonds Series 2007 A (AMBAC) (AA/Aa1)
2,070,000	4.000	08/01/11	2,111,421
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (ETM) (AAA/Aaa)
2,000,000	5.000	06/01/10	2,070,680
Kings River Conservation District COPS for Peaking Project Series 2004 (Baa1)
300,000	5.000	05/01/11	309,876
300,000	5.000	05/01/12	310,749
Richmond Joint Powers Financing Authority Variable RB Refunding for Lease Civic Center Series 2007 (AMBAC) (AA/Aa3)(b)
1,500,000	4.125	11/25/09	1,500,000
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (FGIC) (AA/Aa3)(a)
1,650,000	2.327	12/01/35	1,351,004
San Joaquin County California Transportation Authority Sales Tax RB Senior Notes Series 2008 (SP-1+)
1,000,000	5.000	04/01/11	1,048,230
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(c)
4,590,000	5.250	06/01/12	4,915,752
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Senior Series 2006 A-1 (BBB/Baa3)
470,000	4.750	06/01/25	426,628
Vernon Natural Gas Financing Authority RB for Vernon Gas Project Subseries 2006 A-3 (MBIA) (AAA/A2)(b)
1,890,000	5.000	08/03/09	1,907,388

			29,507,111

Colorado — 1.0%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
400,000	4.500	12/01/08	400,312
500,000	4.500	12/01/09	500,795
500,000	5.000	12/01/10	505,860
Colorado Health Facilities Authority RB for Evangelical Lutheran Series 2005 (A-/A3)
275,000	5.000	06/01/09	281,652
E-470 Public Highway Authority RB Series 2007 B-2 (MBIA) (AAA/A2)(b)
2,500,000	5.000	09/02/11	2,537,025

			4,225,644

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Delaware — 0.1%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
$605,000	5.000%	06/01/09	$610,124

Florida — 5.1%
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
4,000,000	5.375	12/01/10	4,074,360
Broward County School Board COPS Series 2002 B (FSA) (AAA/Aaa)(c)
4,105,000	5.375	07/01/11	4,371,291
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA)(c)(d)
5,000,000	8.950	10/01/12	6,107,449
Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,582,146
Halifax Hospital Medical Center Hospital RB for Refunding & Improvement Series 2006 A (BBB+)
1,000,000	5.000	06/01/13	1,019,120
855,000	5.000	06/01/14	869,834
Highlands County Florida Health Facilities Authority RB for Adventist Health/Sunbelt Hospital Series 2002 (A+/A1)(b)
2,450,000	3.950	09/01/12	2,433,193
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A1)
400,000	5.000	11/15/08	401,964
Meadow Pointe II Community Development District RB Refunding for Capital Improvement Series 2004 A (Baa3)
300,000	3.000	05/01/09	300,627
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
165,000	5.000	05/01/09	163,555
Tampa Palms Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AA/A2)
105,000	3.125	05/01/09	105,644

			21,429,183

Georgia — 3.5%
Banks County Georgia GO Bonds Series 2006 (AMBAC) (Aa3)
1,000,000	5.000	12/01/09	1,033,860
Burke County Development Authority Power PCRB for Georgia Power Company Plant Vogtle Project Fifth Series 1995 (A/A2)(b)
1,500,000	4.375	04/01/10	1,513,080
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.850	06/01/09	1,397,844
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (FSA) (AAA/Aaa)
1,705,000	5.000	01/01/11	1,772,620
Monroe County Development Authority PCRB for Georgia Power Company Scherer First Series 1995 (A/A2)(b)
2,000,000	4.500	04/01/11	2,025,640

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — (continued)
Municipal Electric Authority of Georgia RB for Combustion Turbine Project Series 2002 A (MBIA) (AA/A1)
$5,000,000	5.250%	11/01/13	$5,286,550
Polk School District GO Bonds Capital Appreciation Series 2008 (AA+/Aa1)(e)
1,355,000	0.000	04/01/12	1,166,940

			14,196,534

Guam — 0.6%
Guam Education Financing Foundation COPS Public School Facilities Project Series 2006 A (A-)
1,080,000	5.000	10/01/08	1,087,495
1,030,000	5.000	10/01/12	1,059,242

			2,146,737

Idaho — 0.2%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-)
120,000	4.125	09/01/08	119,963
250,000	4.375	09/01/10	248,995
425,000	5.000	09/01/11	428,553

			797,511

Illinois — 5.3%
Chicago Illinois GO Bonds for Lakefront Millennium Parking Facility Series 1999 (MBIA) (AA/A2)(c)
5,000,000	5.750	01/01/12	5,490,349
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA-ICR) (BBB-/A2)(c)
1,610,000	5.650	01/01/11	1,706,230
Chicago Illinois Park District Parking Facility RB Series 1999 (ACA) (Baa1)(c)
4,015,000	6.000	01/01/10	4,199,971
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA)
300,000	5.000	11/15/11	299,340
1,070,000	6.250	11/15/13	1,100,549
Illinois Educational Facilities Authority RB for University of Chicago RMKT 07/02/07 Series 1998 B (AA/Aa1)(b)
6,000,000	4.050	07/01/09	6,100,859
Illinois Health Facilities Authority RB for Delnor Hospital RMKT 06/04/08 Series 2003 A (FSA) (AAA/Aaa)
1,875,000	5.000	05/15/11	1,949,963
Illinois Municipal Electric Agency RB Refunding Series 2007 C (FGIC) (A+/A1)
1,200,000	5.000	02/01/11	1,246,968

			22,094,229

Indiana — 1.4%
Anderson Indiana RB Refunding for Improvement Anderson University Project Series 2007 (BBB-)
310,000	4.500	10/01/08	310,136
605,000	4.500	10/01/10	607,269
Indiana Health & Educational Facilities Financing Authority Hospital RB Refunding for Clarian Health Obligation Group Series 2006 B (A+/A2)
1,000,000	5.000	02/15/10	1,021,920

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana Transportation Finance Authority Highway RB Series 2000 (MBIA-IBC) (AA/Aa2)(c)
$3,600,000	5.500%	12/01/10	$3,825,000

			5,764,325

Iowa — 0.3%
Iowa Finance Authority Health Facilities RB Refunding for Development Care Initiatives Project Series 2006 A (BBB-)
1,285,000	5.000	07/01/09	1,283,766

Kansas — 2.0%
Burlington Kansas Environmental RB Refunding for Kansas City Power & Light RMKT 04/08/08 Series 2007 A1 (FGIC) (A/A3)(b)
2,000,000	5.125	04/01/11	2,023,040
Kansas State Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (A2)
425,000	4.000	11/15/08	427,809
500,000	5.250	11/15/10	520,495
Kansas State Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aa1)
4,455,000	5.000	04/01/13	4,764,667
Lawrence Kansas Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
350,000	5.000	07/01/10	360,301

			8,096,312

Kentucky — 0.7%
Kentucky Rural Water Financial Corp. RB for Flexible Term Program Series 2007 C (AA-)
2,790,000	4.000	02/01/09	2,823,954

Louisiana — 2.3%
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005
2,500,000	4.750	05/01/15	2,496,950
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (A-/Baa2)
440,000	5.000	07/01/10	456,914
350,000	5.000	07/01/12	368,344
Louisiana Public Facilities Authority RB for Hurricane Recover Program Series 2007 (AMBAC) (AA/Aa3)
2,030,000	4.000	06/01/12	2,050,462
Louisiana State GO Bonds Series 2000 A (FGIC) (AAA/A2)(c)
3,000,000	5.250	11/15/10	3,163,560
Morehouse Parish PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
800,000	5.250	11/15/13	796,624

			9,332,854

Maryland — 3.6%
Anne Arundel County Maryland RB Series 2002 (AAA)(c)
3,270,000	5.250	03/01/12	3,493,864
County of Montgomery GO Bonds for Construction Public Improvement Series 2001 (AAA/Aaa)(c)
5,000,000	4.750	02/01/11	5,256,600
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,225,000	5.000	02/01/12	5,542,261

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Maryland — (continued)
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
$200,000	4.000%	07/01/09	$199,922

			14,492,647

Massachusetts — 1.2%
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (A)
445,000	5.000	08/15/10	457,389
780,000	5.000	08/15/11	801,918
465,000	5.000	08/15/12	477,848
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/09	2,024,300
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
85,000	5.000	07/15/08	85,026
350,000	5.000	07/15/09	353,290
500,000	5.000	07/15/10	506,835
285,000	5.000	07/15/11	288,751

			4,995,357

Michigan — 2.2%
Michigan State Building Authority RB Refunding for Facilities Program Series 2002 III (ETM) (A+/A1)
3,595,000	5.000	10/15/10	3,762,096
Michigan State Hospital Finance Authority RB Refunding for Botsford Hospital Obligations Series 1998 A (MBIA) (AAA/A2)
2,510,000	4.850	02/15/10	2,562,434
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
400,000	5.000	11/15/08	404,172
500,000	5.000	11/15/10	517,335
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BB+/Baa3)
250,000	5.000	06/01/09	249,373
845,000	5.000	06/01/10	838,147
980,000	5.000	06/01/12	954,530

			9,288,087

Mississippi — 2.1%
Jackson State University Educational Building Corp. RB for Campus Facilities Project Series 2008 (A1)(b)
2,500,000	5.000	03/01/11	2,502,300
Mississippi Development Bank Special Obligation RB for Harrison County Utility Authority Series 2006 A ARS (FSA) (AAA)(a)
5,000,000	4.033	07/01/33	5,000,000
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Center Hospital Series 2006 A (BBB+)
1,105,000	4.000	12/01/08	1,104,890

			8,607,190

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — 0.9%
Missouri State Development Financial Board Infrastructure Facilities Tax Allocation Independence-Centerpoint Project Series 2007 E (A+)
$225,000	5.000%	04/01/11	$233,987
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for State Revolving Fund Program Series 2001 B (AAA/Aaa)
3,000,000	5.250	07/01/09	3,103,380

			3,337,367

Montana — 0.2%
Forsyth Montana PCRB Refunding Portland General RMKT 05/01/03 Series 1998 A (A/Baa1)(b)
1,000,000	5.200	05/01/09	1,006,780

Nevada — 1.9%
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AA/Aa3)
1,250,000	6.000	07/01/08	1,250,000
Clark County GO Bonds Series 2000 (MBIA) (AA+/Aa1)(c)
1,030,000	5.500	07/01/10	1,085,012
Henderson Nevada Local Improvement Special Assessment Refunding for District No. T-14 Senior Limited Obligation Series 2007 A (FSA) (AAA/Aaa)
1,405,000	4.250	03/01/10	1,438,481
1,515,000	4.250	03/01/11	1,559,905
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006
295,000	4.350	12/01/09	293,737
590,000	4.600	12/01/11	585,941
645,000	4.700	12/01/12	638,905
570,000	4.800	12/01/14	556,770

			7,408,751

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority Hospital RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
215,000	5.000	07/01/09	216,845
355,000	5.000	07/01/11	361,411
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
355,000	5.000	06/01/10	359,370
375,000	5.250	06/01/11	381,454
395,000	5.250	06/01/12	402,521

			1,721,601

New Jersey — 3.9%
Bayonne Redevelopment Agency RB Series 2007 A
1,000,000	5.000	04/11/09	1,014,030
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (BBB)(b)
500,000	6.850	12/01/09	511,875
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
2,000,000	5.000	09/15/10	2,065,460
New Jersey State Educational Facilities Authority RB Refunding for Fairleigh Dickinson University Series 2004 C
1,405,000	5.000	07/01/08	1,405,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey State Turnpike Authority Turnpike RB Series 2000 A (MBIA) (AAA/A2)(c)
$1,750,000	5.750%	01/01/10	$1,829,503
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (FSA) (AAA/Aaa)
5,285,000	5.750	12/15/12	5,766,410
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(c)
4,335,000	5.750	06/01/12	4,636,022

			17,228,300

New York — 4.1%
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (MBIA) (AA/A2)
600,000	5.000	11/15/10	627,054
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/Baa1)
1,480,000	5.000	08/01/13	1,524,711
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
1,000,000	5.000	08/01/12	1,030,420
New York City Health & Hospital Corp. RB Refunding for Health System Series 2003 A (AMBAC) (AA/Aa3)
500,000	5.000	02/15/11	520,995
New York City Industrial Development Agency RB Refunding for Polytechnic University Project Series 2007 (ACA) (BB+)
1,630,000	5.000	11/01/11	1,658,867
New York GO Bonds Refunding Series 2002 C (AA/Aa3)
2,000,000	5.250	08/01/10	2,091,580
New York State Dormitory Authority RB for New York University Hospitals Center Series 2007 A (BB/Ba2)
1,000,000	5.000	07/01/09	1,009,550
1,000,000	5.000	07/01/11	1,018,630
New York State Dormitory Authority RB Pre-refunded for Mount Sinai Health Series 2000 A (Baa1)(c)
5,160,000	6.625	07/01/10	5,596,432
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
250,000	5.000	12/01/08	251,393
Tobacco Settlement Financing Corp. RB Series 2003 B-1 (AA-/A1)
1,000,000	5.000	06/01/10	1,034,400

			16,364,032

North Carolina — 1.8%
Albemarle Hospital Authority RB Refunding Series 2007 (BBB-)
250,000	4.250	10/01/09	250,015
270,000	5.000	10/01/10	274,042
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (BBB/Baa1)
1,000,000	5.000	01/01/14	1,028,510
North Carolina Municipal Power Agency No. 1 Catawba Electricity RB Series 2008 C (A-/A2)
5,395,000	5.250	01/01/13	5,658,599

			7,211,166

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — 0.4%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
$1,945,000	5.125%	06/01/24	$1,756,627

Oklahoma — 0.8%
Oklahoma County Finance Authority Educational Facilities Lease RB for Western Heights Public Schools Project Series 2006 Assured Guaranty Ltd. (AAA)
1,390,000	5.000	09/01/10	1,454,830
Oklahoma Development Finance Authority Hospital RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
700,000	4.250	12/01/09	699,881
730,000	4.375	12/01/10	728,409

			2,883,120

Oregon — 0.6%
Klamath Falls Oregon Intercommunity Hospital Authority RB Pre-refunded for Merle West Medical Center Project Series 2002 (BBB)(c)
550,000	5.800	09/01/12	606,694
520,000	5.900	09/01/12	575,609
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BBB)
400,000	5.500	09/01/11	411,520
550,000	5.600	09/01/12	569,943
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BBB)
325,000	5.800	09/01/14	338,923
305,000	5.900	09/01/15	317,609

			2,820,298

Pennsylvania — 4.6%
Allegheny County Hospital Development Authority RB for University of Pittsburg Medical Center Series 2003 B (AA-/Aa3)
3,000,000	5.000	06/15/10	3,085,770
Allegheny County Redevelopment Authority for Tax Increment Refunding Waterfront Project Series 2007 A (A-)
1,255,000	5.000	12/15/10	1,296,716
1,300,000	4.250	12/15/12	1,306,253
Carbon County Hospital Authority RB Refunding for Gnaden Hutten Memorial Hospital Series 2000 (AMBAC) (AA/Aa3)
1,000,000	5.400	11/15/14	1,043,750
Montgomery County Higher Education & Health Authority Hospital RB for Abington Memorial Hospital Series 1998 A (AMBAC) (AA/Aa3)
3,775,000	4.800	06/01/10	3,816,789
3,480,000	4.900	06/01/11	3,518,732
Pennsylvania State Higher Educational Facilities Authority State System RB Series 2006 AE (MBIA) (AA-/Aa3)
1,895,000	5.000	06/15/09	1,948,761
2,340,000	5.000	06/15/12	2,477,264

			18,494,035

Puerto Rico — 2.5%
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
5,000,000	5.000	12/01/09	5,093,250

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Refunding Series 2004 A (LOC-Government Development Bank of Puerto Rico) (BBB-/Ba1)(b)
$4,700,000	5.750%	02/01/12	$4,732,900
Puerto Rico Public Financial Corp. RB for Commonwealth Appropriation Series 2004 A (LOC-Government Development Bank of Puerto) (MBIA) (AA/A2)(b)
275,000	5.250	02/01/12	277,217

			10,103,367

Rhode Island — 1.9%
Rhode Island Health & Educational Building Corp. RB for Higher Educational Facilities Rhode Island University Series 2000 B (AMBAC) (AA/Aa3)(c)
5,000,000	5.700	09/15/10	5,361,850
Rhode Island Health & Educational Building Corp. RB for Hospital Financing Series 2003 A(c)
585,000	4.300	09/15/08	587,826
610,000	4.500	09/15/08	613,190
635,000	4.750	09/15/08	638,639
Rhode Island Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (ETM)
485,000	4.000	09/15/08	487,056

			7,688,561

South Carolina — 2.3%
Greenville County Tourism Public Facilities Corp. COPS for Greenville Hospitality Tax Series 2008 (MBIA) (AA/A2)
1,225,000	4.000	04/01/10	1,242,701
1,075,000	4.000	04/01/11	1,097,951
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (A1)
500,000	5.000	12/01/10	518,825
South Carolina Jobs Economic Development Authority Hospital Facilities RB Refunding & Improvement for Palmetto Series 2003 C (ACA-CBI)
3,035,000	5.000	08/01/09	3,037,883
South Carolina Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
3,635,000	6.000	05/15/22	3,820,131

			9,717,491

Tennessee — 5.0%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2006 A (BBB+/Baa1)
665,000	4.500	07/01/10	667,387
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (MBIA) (AA/A1)
4,430,000	5.000	10/01/11	4,668,068
Metropolitan Government Nashville & Davidson County GO Bonds for Metropolitan Government Nashville & Davidson County Improvement Series 2001 A (FGIC) (AA/Aaa)(c)
5,000,000	5.500	10/15/11	5,373,250
Shelby County Health Educational & Housing Facilities Board RB for Baptist Memorial Healthcare Series 2004 A (AA)
1,260,000	5.000	09/01/08	1,262,092

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Shelby County Health Educational & Housing Facilities Board RB for Baptist Memorial Healthcare Series 2004 A (AA)(b)
$8,820,000	5.000%	10/01/08	$8,826,614

			20,797,411

Texas — 5.3%
Austin Texas Convention Enterprises, Inc. Convention Center RB Refunding First Tier Series 2006 A (XLCA) (BBB-/Baa3)
300,000	5.250	01/01/10	304,950
Dallas County Texas Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 A (AMBAC) (AA/Aa3)
960,000	4.000	02/15/10	965,501
835,000	4.000	02/15/11	836,202
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
2,450,000	5.500	05/15/14	2,640,365
Lubbock GO Certificates for Texas Waterworks System Series 2008 (FSA) (AAA/Aaa)
1,500,000	5.000	02/15/12	1,583,070
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(b)
5,000,000	5.125	06/01/11	5,012,500
Mesquite Texas Health Facility Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
395,000	5.000	02/15/09	397,054
610,000	5.000	02/15/10	616,289
North Texas Tollway Authority BANS Series 2007 (SP-1/MIG1)
2,095,000	4.125	11/19/08	2,097,535
North Texas Tollway Authority RB Refunding System First Tier Series 2008 E-2 (A-/A2)(b)
4,000,000	5.250	01/01/12	4,074,000
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (A/A3)
2,000,000	5.000	10/01/08	2,010,120
Tomball Texas Hospital Authority RB Refunding Series 2005 (Baa3)
1,140,000	5.000	07/01/08	1,140,000

			21,677,586

U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,525,000	5.000	10/01/10	1,560,960

Utah — 0.5%
Salt Lake County Utah Municipal Building Authority Lease RB Series 1999 (AA+/Aa1)(c)
2,000,000	5.500	10/01/09	2,075,740

Virginia — 3.0%
Fairfax County Virginia Economic Development Authority Lease RB for Public Uses Complex Project Series 2006 (AA+/Aa1)
2,650,000	5.000	05/15/10	2,760,134
Louisa IDA PCRB for Virginia Electric & Power Co. RMKT 11/08/02 Series 1985 (A-/Baa1)
2,500,000	5.250	12/01/08	2,524,000
Pocahontas Parkway Association Virginia Toll Road RB for Capital Appreciation Senior Series 1998 B (AAA)(c)(e)
4,130,000	0.000	08/15/08	3,382,429

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — (continued)
Rappahannock Virginia Regional Jail Authority Facilities RB GANS Series 2006 (MIG1)
$2,500,000	4.250%	12/01/09	$2,512,675
Tobacco Settlement Financing Corp. RB Asset Backed Bonds Series 2005 (AAA/Aaa)
1,069,000	4.000	06/01/13	1,088,488

			12,267,726

Washington — 1.5%
King County Washington Public Hospital District No. 2 GO Bonds Refunding & Improvement for Evergreen Healthcare Series 2006 (MBIA) (AA/A1)
1,000,000	4.000	12/01/10	1,022,130
Washington State GO Bonds for Various Purposes Series 2008 C (AA+/Aa1)
3,400,000	4.000	01/01/12	3,476,806
Washington State GO Bonds Series 2000 B (AAA/Aa1)(c)
1,225,000	6.000	01/01/10	1,284,192

			5,783,128

Wisconsin — 0.4%
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 Prerefunded (ETM) (AMBAC) (AAA/Aa3)
55,000	5.300	10/01/08	55,479
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aa3)
265,000	5.300	10/01/08	266,874
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
715,000	4.000	05/01/09	712,955
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
125,000	4.125	05/15/09	124,853
260,000	4.125	05/15/10	258,398
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
105,000	4.125	05/15/10	104,353

			1,522,912

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$351,531,789

Other Municipals — 5.1%
MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (LOC-Compass Bank) (Aa3)(d)
$5,906,020	3.375%	11/01/08	$5,886,944
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (A3)(b)(d)
2,000,000	4.950	09/30/12	2,005,160
Tax Exempt Municipal Infrastructure Improvement LOC-Compass Bank Trust Certificates RB Series 2005 Class A (Aa3)(d)
9,733,000	4.050	05/04/10	9,824,879

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2006 Class A (A1)(d)
$2,956,000	4.220%	11/02/10	$3,011,543

			20,728,526

TOTAL OTHER MUNICIPALS			$20,728,526

Short-Term Investments — 2.7%
Arizona — 0.8%
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2005 A (MBIA) (A-1+/A2)(a)
$2,000,000	9.000%	07/01/08	$2,000,000
Phoenix Civic Improvement Corp. VRDN RB Refunding Senior Lien Series 2005 A (MBIA) (A-1+/VMIG1)(a)
1,120,000	7.750	07/01/08	1,120,000

			3,120,000

California — 0.5%
Bay Area Toll Authority VRDN RB for San Francisco Bay Area Series 2004 B (AMBAC) (A-1+/VMIG1)(a)
2,000,000	7.250	07/01/08	2,000,000

New York — 1.4%
New York State Dormitory Authority VRDN RB for Mental Health Services Subseries 2003 D-2A (MBIA) (A-1+/A1)(a)
2,000,000	7.630	07/01/08	2,000,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 B (AMBAC) (A-1+/VMIG1)(a)
2,000,000	7.750	07/01/08	2,000,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purposes Series 2001 C (AMBAC) (A-1+/VMIG1)(a)
2,000,000	7.750	07/01/08	2,000,000

			6,000,000

TOTAL SHORT-TERM INVESTMENTS			$11,120,000

TOTAL INVESTMENTS — 93.8%			$383,380,315

OTHER ASSETS IN EXCESS OF LIABILITIES — 6.2%			25,160,925

NET ASSETS — 100.0%			$408,541,240

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2008.
(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2008.
(c) Prerefunded security. Maturity date disclosed is prerefunding date.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $26,835,975, which represents approximately 6.6% of net assets as of June 30, 2008.
(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information. The Portfolio had the following insurance concentration at 10% or greater of net assets at June 30, 2008: MBIA 10.4%
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
ARS	— Auction Rate Security. The interest rate shown is the rate in effect as of June 30, 2008.
BANS	— Bond Anticipation Notes
CDD	— Community Development District
CIFG	— CIFC Assurance North America, Inc.
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GANS	— Grant Anticipation Notes
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GTY AGMT	— Guaranteed Agreement
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investor Assurance
MBIA-IBC	— Insured by Municipal Bond Investor Assurance - Insured Bonds Certificates
PCRB	— Pollution Control Revenue Bond
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.
XLCA-ICR	— Insured by XL Capital Assurance, Inc. - Insured Custodial Receipts

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$382,298,263

Gross unrealized gain	3,242,928
Gross unrealized loss	(2,160,876)

Net unrealized security gain	$1,082,052

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. The Funds’ investments for which market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date to determine current value. Investments in other investment companies are valued at the net asset value per share of the Institutional Share class of each investment company on the day of valuation. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals.
Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which provides guidance in using fair value to measure assets and liabilities. The Funds adopted FAS 157 as of the beginning of April 2008. FAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invests:

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

				New York
	California AMT-	High Yield	Municipal	AMT-Free	Short Duration
	Free Municipal	Municipal	Income	Municipal	Tax-Free

	Investments in	Investments in	Investments in	Investments in	Investments in
	Securities Long -	Securities Long -	Securities Long -	Securities Long -	Securities Long -
Level	Assets	Assets	Assets	Assets	Assets

Level 1	$—	$10,156,746	$—	$—	$2,146,737

Level 2	65,997,865	5,006,384,852	683,054,239	31,880,626	381,233,578

Level 3	—	1,104,032	—	—	—

Total	$65,997,865	$5,017,645,630	$683,054,239	$31,880,626	$383,380,315

The following is a reconciliation of Level 3 investments for the period ended June 30, 2008:

High Yield Municipal

Investment in
Securities Long -
Level 3	Assets

Beginning Balance as of December 31, 2007	$2,004,032

Realized Gain (Loss)	—

Change in Unrealized Gain (Loss)	—

Net Purchase (Sales)	—

Net transfers in and/or out of Level 3	(900,000)

Ending Balance as of June 30, 2008	$1,104,032

Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floaters is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.
Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when issued or delayed-delivery basis. Securities purchased or sold on a when-issued or

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	August 29, 2008

* Print the name and title of each signing officer under his or her signature.